UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09721

Allianz Global Investors Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

ITEM1. REPORT TO SHAREHOLDERS

Semi-Annual Report

April 30, 2012

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series C, M, R

Contents

Letter to Shareholders	2-3
Important Information	4
Portfolio Insights	5-7
Performance & Statistics	8-10
Benchmark Descriptions	11
Schedules of Investments	12-56
Statements of Assets and Liabilities	57
Statements of Operations	58
Statements of Changes in Net Assets	59-61
Financial Highlights	62-64
Notes to Financial Statements	65-94

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	1

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

The U.S. economy expanded throughout the six-month reporting period ended April 30, 2012, although the growth rate slowed during the latter half of the period, amid reduced government spending and ongoing geopolitical concerns.

Six Months in Review

For the six-month reporting period ended April 30, 2012:

•	Fixed Income SHares: Series C returned 6.94% prior to the deduction of fees.

•	Fixed Income SHares: Series M returned 6.18% prior to the deduction of fees.

•	Fixed Income SHares: Series R returned 6.92% prior to the deduction of fees.

During the first half of the reporting period, gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at an annual rate of 3.0%. This growth, the strongest since 2010, eased to a 1.9% annual pace during the first quarter of 2012.

A decline in government spending at the federal, state and local level acted as an economic headwind during the six-month reporting period. Business spending also eased, growing at a 1.7% annual rate between January and March 2012, down from double-digits during mid-2011. These declines were offset by increased consumer spending, which accounts for approximately two-thirds of U.S. economic activity. Manufacturing, representing approximately 10% of the U.S. economy, reported gains and the housing sector showed signs of improvement. The U.S. unemployment rate fell to 8.1%, the lowest level in three years.

Despite record low yields, many investors continued to park assets in U.S. Treasury bonds. The benchmark ten-year bond began the six-month reporting period yielding 2.01% and stood at 1.95% at April 30, 2012. Investors also sought greater returns in higher-yielding corporate bonds during the six-month period.

Federal Reserve (the “Fed”) Chairman Ben Bernanke gave no indication that interest rates would rise anytime soon. He revealed that the Fed’s closely-watched Federal Funds rate (the interest rate at which depository institutions trade funds held by the

2	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fed with each other, usually on an overnight basis) would remain in the 0.0% to 0.25% range through late 2014. He also indicated that the Fed might unveil future measures to stimulate the U.S. economy.

Outlook

In addition to its revelation that it plans to keep interest rates low through 2014, the Fed warned of “significant downside risks to the economic outlook, including strains in global financial markets.” This caution has found validation in one significant instance, the fiscal crisis in the European Union (“E.U.”), as the sovereign debt crisis in the E.U., now in its fourth year, appeared to deepen, particularly subsequent to the end of the six-month reporting period. The E.U. is in or close to recession and unemployment is 10.8%. The current state of the E.U. will adversely impact the U.S., which in recent years has sent approximately 20% of its exports to the continent.

“Significant downside risk” to the economy also resides in the U.S. A series of tax cuts are scheduled to expire on December 31, 2012 and major spending reductions are planned to commence in January 2013. Either or both would almost certainly have a negative impact on the economy in 2013. The current partisan divide in Washington is such that any attempt to mitigate either is unlikely to happen smoothly.

Together with Allianz Global Investors Fund Management LLC, the Portfolios’ investment manager and Pacific Investment Management Company LLC, the Portfolios’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & Chief Executive Officer

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	3

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series C, M, R

Important Information

April 30, 2012 (unaudited)

In an economic environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund and are likely to cause these instruments to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Fixed Income SHares: Series C, M and R (the “Portfolios”) may be subject to various risks as described in the Portfolios’ prospectus. Some of these risks may include, but are not limited to, the following: derivatives risk, foreign (non-U.S.) investment risk, high-yield security risk, counterparty risk and issuer non-diversification risk. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks, such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic, political and other developments. This risk may be enhanced when a Portfolio invests in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified Portfolio. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall Portfolio.

Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Portfolios’ Investment Manager and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serves as the sub-adviser. The Portfolios’ Investment Manager and Sub-Adviser have adopted written proxy voting policies and procedures (the “Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios’ shareholder servicing agent at (800) 628-1237, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in each Portfolio at the beginning of each specified period from its value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total return for a period of more than one year represents the average annual total return during the period. Total return for a period of less than one year is not annualized.

An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. The following data is provided for informational purposes only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding.

This report, including the financial information herein, is transmitted to the shareholders of Allianz Global Investors Managed Accounts Trust for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any other securities mentioned in this report.

4	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series C Portfolio Insights

April 30, 2012 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXICX	Intermediate maturity fixed income securities.	3/17/00

Net Assets:
$3.9 billion

Portfolio Managers:
Curtis Mewbourne

After a spike in volatility and general unease in late 2011, the markets reflected optimism over short-term measures taken by European policymakers to prevent an expansion of the European sovereign debt crisis as the European Central Bank’s (“ECB’s”) Longer-Term Refinancing Operations (LTROs) and a Greek Private Sector Investment (“PSI”) deal appear to have calmed Eurozone fears. Throughout the six-month period, U.S. economic data continued to improve while European growth remained sluggish. Unemployment rates declined in the U.S. and Latin America, while the unemployment rates in the U.K. and Eurozone continued to reach new cycle highs.

During the reporting period, bond markets posted positive returns. Volatility declined in the second half of the period as investors nerves seemed to settle down and the growing desire to “reach for yield” helped riskier fixed income markets. Improving sentiment also sent investors back into emerging markets; local assets, in particular, benefitted from strong currency appreciation in early 2012.

Performance, Statistics & Drivers

For the six-month reporting period ended April 30, 2012, Series C returned 6.94% prior to the deduction of fees, outperforming the unmanaged Barclays U.S. Credit Intermediate Index (the “benchmark index”), which returned 3.40%.

An overweighting to U.S. duration contributed to Series C’s performance as the 10-year U.S. Treasury yield fell 20 basis points during the six-month reporting period. Tactical curve strategies, implemented through the use of Eurodollar futures, contributed to returns as these contracts rose in price during the period. Non-U.S. interest rate exposure, particularly to Australia and the U.K., also enhanced performance, as yields declined in these countries during the reporting period.

On a duration-adjusted basis, sectors within the Barclays U.S. Aggregate Index that trade to U.S. Treasuries outperformed. An emphasis on bonds of financial companies within the corporate debt market added to returns as financials outperformed the broader investment grade corporate market on investor demand for higher yielding assets. Exposure to high yield securities contributed to performance as this asset class also outperformed Treasuries of similar duration. Holdings of agency mortgage-backed securities (“MBS”) detracted from relative performance as this asset class underperformed the Barclays U.S. Aggregate Index. An allocation to emerging market external debt added to returns as external emerging market debt outperformed like-duration Treasuries as measured by the Barclays Emerging Market (U.S. Dollar) Index. Exposure to select emerging market local rates, particularly Brazil, was positive for returns as yields declined. Currency strategies designed to benefit from a decline in the euro were positive for performance as the euro fell versus the U.S. dollar.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	5

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series M Portfolio Insights

April 30, 2012 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIMX	Intermediate maturity mortgage-backed securities.	3/17/00

Net Assets:
$3.9 billion

Portfolio Managers:
Curtis Mewbourne

Performance, Statistics & Drivers

For the six-month reporting period ended April 30, 2012, Series M returned 6.18% prior to the deduction of fees, outperforming the unmanaged Barclays U.S. MBS Fixed Rate Index (the “benchmark index”), which returned 2.13%.

While policy-related developments, including implementation of the Home Affordable Refinance Program (“HARP”) 2.0, continued to influence the agency mortgage-backed securities (“MBS”) market, this sector benefitted from strong demand from banks and mortgage REITs. The MBS sector, as measured by the benchmark index, returned 2.13% during the six months ended April 30, 2012. While HARP 2.0 has resulted in a moderate increase in prepayment speeds among certain higher coupons, stringent lending standards, gridlock in Washington, and a lack of capacity in the mortgage finance system remain significant barriers to a widespread increase in refinancing activity.

An overweighting to U.S. duration contributed to Series M’s performance as the 10-year U.S. Treasury yield fell 20 basis points during the six-month period. Tactical curve strategies, implemented through the use of Eurodollar futures, contributed to returns as these contracts rose in price during the period. Non-U.S. interest rate exposure, especially to Australia, Canada, and the U.K., enhanced performance, as yields generally declined in these countries during the reporting period.

An allocation to commercial mortgage-backed securities (“CMBS”) added to returns amid strong demand for higher yielding assets. An underweight position to Ginnie Mae (“GNMA”) MBS slightly added to returns, as GNMA modestly underperformed conventional Fannie Mae and Freddie Mac. An overall underweighting to Agency MBS, in favor of other sectors, was generally positive for performance during the period. Within the corporate sector, an emphasis on bonds of financial companies contributed to returns as financials outperformed the broader investment grade corporate market and like-duration Treasuries. Exposure to select emerging market local rates, particularly Brazil, was positive for returns as yields declined.

6	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series R Portfolio Insights

April 30, 2012 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIRX	Inflation-indexed fixed income securities.	4/15/04

Net Assets:
$546.7 million

Portfolio Manager:
Mihir Worah

Performance, Statistics & Drivers

For the six-month reporting period ended April 30, 2012, Series R returned 6.92% prior to the deduction of fees, outperforming the unmanaged Barclays U.S. TIPS Index (the “benchmark index”), which returned 3.74%.

Real U.S. yields fell for all maturities. Treasury Inflation Protected Securities (“TIPS”) gained amid positive U.S. economic data, which reflected an improved short-term economic outlook in addition to optimism over measures taken by European policymakers to prevent an expansion of the European sovereign debt crisis. Breakeven inflation levels, a measure of market inflation expectations which is calculated as the difference between nominal yields and real yields, widened across the maturity curve as improved U.S. economic prospects leaning more towards reflation favored TIPS over nominal Treasuries.

An underweighting to real duration, in favor of nominal duration, was negative for returns as breakeven inflation levels widened across the curve. Tactical curve strategies, implemented through the use of Eurodollar futures, contributed to returns as these contracts rose in price during the period. Modest exposure to Australian real duration contributed to performance, as real yields declined in this market during the period.

Within the corporate sector, an emphasis on bonds of financial companies contributed to returns as financials outperformed the broader investment grade corporate market and like-duration Treasuries on investor demand for higher yielding assets. Exposure to commercial mortgage-backed securities (“CMBS”) enhanced returns as CMBS outperformed Treasuries with similar durations during the period. An allocation to emerging-market external debt added to returns as external emerging market debt outperformed like-duration Treasuries as measured by the Barclays Emerging Market (U.S. Dollar) Index. Exposure to select emerging market local rates, particularly Brazil, was positive for returns as yields declined. Currency strategies designed to benefit from a decline in the euro were positive for performance as the euro fell versus the U.S. dollar.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	7

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series C Performance & Statistics

April 30, 2012 (unaudited)

Total Returns (Six Months ended 4/30/12)
Series C	6.94%
Barclays U.S. Credit Intermediate Index	3.40%

Change in Value of $10,000 Investments in Series C and the Barclays U.S. Credit Intermediate Index

Moody’s Ratings

(as a % of total investments,

before options written)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5 % return before expenses)
Beginning Account Value (11/1/11)	$1,000.00	$1,000.00
Ending Account Value (4/30/12)	$1,069.40	$1,024.86
Expenses Paid During Period	$0.01	$0.01

Expenses are equal to the annualized expense ratio of 0.0012%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series M Performance & Statistics

April 30, 2012 (unaudited)

Total Returns (Six Months ended 4/30/12)
Series M	6.18%
Barclays U.S. MBS Fixed Rate Index	2.13%

Change in Value of $10,000 Investments in Series M and the Barclays U.S. MBS Fixed Rate Index

Moody’s Ratings

(as a % of total investments,

before options written)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5 % return before expenses)
Beginning Account Value (11/1/11)	$1,000.00	$1,000.00
Ending Account Value (4/30/12)	$1,061.80	$1,024.86
Expenses Paid During Period	$0.00	$0.00

Expenses are equal to the annualized expense ratio of 0.0007%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	9

Allianz Global Investors Managed Accounts Trust

Fixed Income SHares: Series R Performance & Statistics

April 30, 2012 (unaudited)

Total Returns (Six Months ended 4/30/12)
Series R	6.92%
Barclays U.S. TIPS Index	3.74%

Change in Value of $10,000 Investments in Series R and the Barclays U.S. TIPS Index

Moody’s Ratings

(as a % of total investments,

before options written )

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5 % return before expenses)
Beginning Account Value (11/1/11)	$1,000.00	$1,000.00
Ending Account Value (4/30/12)	$1,069.20	$1,024.84
Expenses Paid During Period	$0.03	$0.03

Expenses are equal to the annualized expense ratio of 0.005%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

10	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust

Benchmark Descriptions

April 30, 2012 (unaudited)

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Index/Description

•	Barclays U.S. MBS Fixed Rate Index

The Barclays U.S. MBS Fixed Rate Index is an unmanaged index comprised of fixed rate mortgage pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), with a Weighted Average Maturity (WAM) of at least one year and at least $250 million par outstanding.

•	Barclays U.S. Credit Intermediate Index

The Barclays U.S. Credit Intermediate Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes with intermediate maturities ranging from 1 to 10 years. Securities must also meet specific liquidity and quality requirements.

•	Barclays U.S. TIPS Index

The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), having at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	11

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited)

Principal Amount (000s)			Value
	CORPORATE BONDS & NOTES–47.9%

		Airlines–1.1%
	$90	American Airlines Pass Through Trust, 10.375%, 1/2/21	$96,777
	1,373	Northwest Airlines, Inc.,
		7.041%, 10/1/23	1,509,946
	41,706	7.15%, 4/1/21 (MBIA)	42,123,607
	54	United Air Lines Pass Through Trust, 10.125%, 3/22/15 (b)(f)	19,190

			43,749,520

		Automotive–0.2%
	9,100	Volkswagen International Finance NV, 4.00%, 8/12/20 (a)(d)	9,660,615

		Banking–6.4%
	16,200	Abbey National Treasury Services PLC, 2.046%, 4/25/14, FRN	15,575,555
	5,200	Banco do Brasil S.A., 4.50%, 1/22/15 (a)(d)	5,460,000
		Banco Santander Brasil S.A.,
	1,000	4.50%, 4/6/15	1,005,000
	3,500	4.50%, 4/6/15 (a)(d)	3,517,500
	30,200	Banco Santander Brazil S.A., 2.574%, 3/18/14, FRN (a)(d)	30,023,451
		Barclays Bank PLC,
	24,000	6.05%, 12/4/17 (a)(d)	24,183,576
	£3,300	14.00%, 6/15/19 (h)	6,426,683
	$23,900	BPCE S.A., 2.277%, 2/7/14, FRN (a)(d)	23,772,350
AUD	2,600	Commonwealth Bank of Australia, 4.50%, 2/20/14	2,737,372
	$20,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 6/30/19 (a)(d)(h)	25,530,120
	5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(h)	3,375,000
	30,600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	28,144,625
		HSBC Capital Funding L.P. (a)(d)(h),
	13,900	4.61%, 6/27/13	13,063,345
	1,350	10.176%, 6/30/30	1,768,500
		ICICI Bank Ltd.,
	5,900	4.75%, 11/25/16 (a)(d)	5,866,034
	2,500	5.00%, 1/15/16	2,567,667
	700	5.50%, 3/25/15	725,920
	900	Korea Exchange Bank, 4.875%, 1/14/16	958,601
	29,300	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(h)	30,987,475
	2,400	RBS Capital Trust I, 4.709%, 7/1/13 (h)	1,536,000
		State Bank of India,
	1,300	4.50%, 10/23/14	1,342,938
	1,000	4.50%, 7/27/15 (a)(d)	1,032,528

12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Banking (continued)

AUD 20,000	Westpac Banking Corp., 4.75%, 3/5/14	$21,156,898

		250,757,138

	Biotechnology–0.1%
$1,700	Amgen, Inc., 5.70%, 2/1/19	2,010,396

	Computers–0.1%
5,000	Lexmark International, Inc., 5.90%, 6/1/13	5,204,775

	Diversified Manufacturing–0.5%
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	17,938,035

	Drugs & Medical Products–0.3%
1,800	Abbott Laboratories, 5.125%, 4/1/19	2,148,800
100	Biomet, Inc., 10.00%, 10/15/17	108,375
3,400	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	4,129,800
1,700	Hospira, Inc., 6.05%, 3/30/17	1,915,030
1,300	Pfizer, Inc., 6.20%, 3/15/19	1,639,325

		9,941,330

	Electronics–0.0%
150	Sanmina-SCI Corp., 8.125%, 3/1/16	155,437

	Financial Services–18.5%
	Ally Financial, Inc.,
13,894	2.688%, 12/1/14, FRN	13,021,457
21,075	3.874%, 6/20/14, FRN	20,872,258
1,000	6.75%, 12/1/14	1,052,920
10,500	7.50%, 12/31/13	11,235,000
17,300	8.00%, 3/15/20	19,860,832
19,100	8.30%, 2/12/15	21,010,000
11,000	American Express Co., 7.25%, 5/20/14	12,280,576
	Bank of America Corp.,
3,800	5.65%, 5/1/18	4,023,071
4,300	5.75%, 12/1/17	4,564,330
2,715	6.00%, 9/1/17	2,907,018
	Bear Stearns Cos. LLC,
1,500	5.30%, 10/30/15	1,647,345
17,265	7.25%, 2/1/18	21,022,883
39,800	BNP Paribas S.A., 5.00%, 1/15/21	40,194,259
5,700	Caterpillar Financial Services Corp., 7.15%, 2/15/19	7,415,181
	Citigroup, Inc.,
12,350	4.75%, 5/19/15	12,984,123
700	5.50%, 10/15/14	746,377

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Financial Services (continued)

$11,718	6.00%, 8/15/17	$12,999,305
13,500	6.125%, 11/21/17	14,992,101
8,260	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	8,409,712
	Ford Motor Credit Co. LLC,
49,300	5.625%, 9/15/15	53,557,104
16,900	7.00%, 10/1/13	18,124,270
20,750	8.00%, 6/1/14	23,093,775
7,900	8.00%, 12/15/16	9,454,286
2,700	8.125%, 1/15/20	3,427,669
3,400	8.70%, 10/1/14	3,901,157
	General Electric Capital Corp.,
€10,000	4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)	11,198,386
€19,100	5.50%, 9/15/67, (converts to FRN on 9/15/17)	21,869,515
$5,000	6.15%, 8/7/37	5,809,695
£1,400	6.50%, 9/15/67, (converts to FRN on 9/15/17)	2,147,096
	Goldman Sachs Group, Inc.,
€10,000	1.376%, 5/23/16, FRN	11,842,048
$15,200	6.15%, 4/1/18	16,561,540
2,000	HSBC Finance Corp., 0.918%, 6/1/16, FRN	1,841,202
	HSBC Holdings PLC,
700	6.50%, 5/2/36	773,524
400	7.625%, 5/17/32	454,782
	International Lease Finance Corp. (a)(d),
4,000	6.75%, 9/1/16	4,340,000
3,000	7.125%, 9/1/18	3,315,000
14,800	JPMorgan Chase & Co., 6.00%, 1/15/18	17,117,147
	LBG Capital No.1 PLC,
€2,825	7.375%, 3/12/20	3,037,558
£9,402	7.588%, 5/12/20	12,732,001
£1,000	7.869%, 8/25/20	1,371,350
$3,400	7.875%, 11/1/20 (a)(d)	3,001,061
22,200	8.50%, 12/17/21 (a)(d)(h)	20,646,000
	LBG Capital No.2 PLC,
£2,331	9.00%, 12/15/19	3,423,596
£4,500	9.334%, 2/7/20	6,773,622
€2,180	15.00%, 12/21/19	3,477,228
	Merrill Lynch & Co., Inc.,
$500	5.00%, 1/15/15	522,380
22,700	6.40%, 8/28/17	24,561,241
40,100	6.875%, 4/25/18	44,729,344

14	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Financial Services (continued)

	Morgan Stanley,
€10,000	1.177%, 1/16/17, FRN	$11,239,209
$2,800	5.375%, 10/15/15	2,890,684
€5,000	5.375%, 8/10/20	6,551,615
$900	5.95%, 12/28/17	926,366
3,700	6.625%, 4/1/18	3,871,173
£550	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (h)	894,648
$1,000	Novatek Finance Ltd., 5.326%, 2/3/16 (a)(d)	1,046,920
540	Preferred Term Securities XIII Ltd., 1.024%, 3/24/34, FRN (a)(b)(d)(l) (acquisition cost–$539,995; purchased 3/9/04)	318,597
1,500	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,642,500
500	QNB Finance Ltd., 3.125%, 11/16/15	505,750
	Royal Bank of Scotland Group PLC,
€1,000	4.625%, 9/22/21, (converts to FRN on 9/22/16)	999,394
$273	5.00%, 11/12/13	274,747
22,200	6.99%, 10/5/17 (a)(d)(h)	17,649,000
5,000	7.648%, 9/30/31 (h)	4,131,250
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
500	7.125%, 1/14/14	536,250
1,500	9.00%, 6/11/14 (a)(d)	1,678,125
	SLM Corp.,
€2,950	1.206%, 6/17/13, FRN	3,806,602
$750	5.00%, 10/1/13	770,625
400	5.375%, 5/15/14	418,023
36,000	6.25%, 1/25/16	37,260,000
9,555	8.45%, 6/15/18	10,510,500
	Teco Finance, Inc.,
983	6.572%, 11/1/17	1,160,137
2,000	6.75%, 5/1/15	2,220,946
6,800	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 3/5/14	7,235,200
	UBS AG,
500	4.875%, 8/4/20	524,085
1,000	5.875%, 12/20/17	1,109,535
6,700	USB Capital IX, 3.50%, 5/29/12, VRN (h)	5,115,584
2,050	Wachovia Corp., 5.75%, 2/1/18	2,393,492
19,217	Wells Fargo & Co., 7.98%, 3/15/18 (h)	20,946,530
4,200	White Nights Finance BV for Gazprom, 10.50%, 3/25/14	4,799,382
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	8,392,518

		726,161,712

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	15

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Food & Beverage–0.2%

$6,700	Kraft Foods, Inc., 6.50%, 8/11/17	$8,137,257
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(d)	1,271,660

		9,408,917

	Healthcare & Hospitals–0.2%
	HCA, Inc.,
3,200	7.25%, 9/15/20	3,560,000
4,000	7.875%, 2/15/20	4,460,000

		8,020,000

	Holding Companies–0.2%
	Hutchison Whampoa International Ltd.,
100	5.75%, 9/11/19	113,227
1,000	7.625%, 4/9/19	1,239,412
6,300	Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 (a)(d)	6,233,755

		7,586,394

	Insurance–4.1%
	American International Group, Inc.,
1,900	3.65%, 1/15/14	1,941,764
7,600	5.05%, 10/1/15	8,140,086
2,000	5.45%, 5/18/17	2,172,436
900	5.60%, 10/18/16	984,258
30,600	5.85%, 1/16/18	33,727,871
17,200	6.25%, 5/1/36	19,285,758
£1,456	6.765%, 11/15/17 (a)(d)	2,584,302
€5,557	6.797%, 11/15/17 (a)(b)(d)(l) (acquisition cost–$10,216,616; purchased 3/8/07)	8,109,773
$70,000	8.25%, 8/15/18	85,007,230

		161,953,478

	Metals & Mining–0.9%
2,900	CSN Islands XI Corp., 6.875%, 9/21/19 (a)(d)	3,291,500
	Gerdau Holdings, Inc.,
3,950	7.00%, 1/20/20	4,512,875
11,800	7.00%, 1/20/20 (a)(d)	13,481,500
1,000	Gerdau Trade, Inc., 5.75%, 1/30/21 (a)(d)	1,064,000
5,000	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/7/20 (a)(d)	4,738,720
1,600	Newmont Mining Corp., 5.125%, 10/1/19	1,806,469
800	Teck Resources Ltd., 4.50%, 1/15/21	850,381
	Vale Overseas Ltd.,
2,790	6.875%, 11/10/39	3,359,584

16	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Metals & Mining (continued)

$2,000	8.25%, 1/17/34	$2,675,536

		35,780,565

	Multi-Media–1.9%
1,000	Comcast Cable Communications LLC, 7.125%, 6/15/13	1,071,015
	Comcast Corp.,
10,600	5.875%, 2/15/18	12,602,139
1,700	5.90%, 3/15/16	1,973,615
700	6.30%, 11/15/17	849,925
	CSC Holdings LLC,
7,850	7.625%, 7/15/18	8,733,125
810	7.875%, 2/15/18	903,150
7,500	8.625%, 2/15/19	8,550,000
	DISH DBS Corp.,
3,700	7.00%, 10/1/13	3,972,875
4,200	7.125%, 2/1/16	4,672,500
19,200	7.75%, 5/31/15	21,696,000
	Time Warner Cable, Inc.,
6,940	5.85%, 5/1/17	8,135,137
1,500	8.25%, 4/1/19	1,955,646

		75,115,127

	Oil & Gas–5.8%
300	Anadarko Petroleum Corp., 5.95%, 9/15/16	347,114
1,100	BP Capital Markets PLC, 3.625%, 5/8/14	1,156,816
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	2,830,942
10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(d)	12,869,490
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	3,141,358
846	Devon Energy Corp., 7.95%, 4/15/32	1,214,536
1,300	Devon Financing Corp. ULC, 7.875%, 9/30/31	1,848,504
1,330	Ecopetrol S.A., 7.625%, 7/23/19	1,676,465
	El Paso Corp.,
1,789	7.00%, 6/15/17	2,020,541
19,700	7.25%, 6/1/18	22,632,404
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	5,538,067
	EnCana Corp.,
2,000	5.90%, 12/1/17	2,315,714
4,700	6.50%, 8/15/34	5,156,732
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	2,343,564
2,600	6.625%, 10/15/36	2,723,919

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	17

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Oil & Gas (continued)

	Gaz Capital S.A. for Gazprom,
$6,500	6.212%, 11/22/16	$7,121,985
1,300	6.51%, 3/7/22	1,433,510
14,000	8.146%, 4/11/18 (a)(d)	16,587,900
1,551	Gazprom International S.A. for Gazprom, 7.201%, 2/1/20	1,717,874
1,800	Halliburton Co., 6.15%, 9/15/19	2,219,301
923	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	1,021,949
	Kinder Morgan Energy Partners L.P.,
700	5.00%, 12/15/13	741,327
5,800	6.00%, 2/1/17	6,747,488
3,800	6.95%, 1/15/38	4,492,911
5,500	7.30%, 8/15/33	6,491,430
11,900	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 (a)(d)	12,143,188
3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	3,290,843
1,700	Northwest Pipeline GP, 7.00%, 6/15/16	2,005,390
294	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)	314,580
500	Pemex Project Funding Master Trust, 5.75%, 12/15/15	562,500
15,250	Petrobras International Finance Co., 7.875%, 3/15/19	18,922,322
	Petroleos Mexicanos,
18,700	5.50%, 1/21/21	20,906,600
14,550	6.50%, 6/2/41	16,950,750
7,500	8.00%, 5/3/19	9,562,500
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	3,107,626
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	1,242,000
2,939	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	3,185,613
	Ras Laffan Liquefied Natural Gas Co., Ltd. III,
1,400	5.50%, 9/30/14 (b)	1,515,570
1,778	5.832%, 9/30/16 (b)	1,915,526
3,000	6.75%, 9/30/19	3,555,000
1,800	Reliance Holdings USA, Inc., 4.50%, 10/19/20 (b)	1,736,320
100	Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)(d)	91,000
4,400	Southern Natural Gas Co. LLC, 5.90%, 4/1/17 (a)(d)	5,040,209
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	2,331,500
1,100	TransCanada PipeLines Ltd., 3.80%, 10/1/20	1,200,173

		225,971,051

	Paper & Forest Products–0.2%
5,000	Weyerhaeuser Co., 7.375%, 10/1/19	5,897,820

	Paper/Paper Products–0.2%
1,000	Fibria Overseas Finance Ltd., 7.50%, 5/4/20 (a)(d)	1,052,500

18	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Paper/Paper Products (continued)

$6,300	Georgia-Pacific LLC, 5.40%, 11/1/20 (a)(d)	$7,188,911

		8,241,411

	Retail–1.0%
	CVS Pass Through Trust,
8,054	6.943%, 1/10/30	9,511,508
22,868	7.507%, 1/10/32 (a)(d)	28,421,808

		37,933,316

	Road & Rail–0.1%
1,800	Canadian National Railway Co., 5.55%, 3/1/19	2,188,181

	Technology–0.1%
1,800	International Business Machines Corp., 8.375%, 11/1/19	2,544,579
1,800	Oracle Corp., 5.00%, 7/8/19	2,139,860

		4,684,439

	Telecommunications–2.9%
	America Movil SAB De C.V.,
42,800	5.00%, 3/30/20	48,539,822
21,400	6.125%, 3/30/40	25,884,456
	AT&T, Inc.,
1,718	5.35%, 9/1/40	1,882,603
5,000	5.50%, 2/1/18	5,903,090
1,100	5.80%, 2/15/19	1,323,781
51	AT&T Corp., 8.00%, 11/15/31	73,256
1,000	Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,076,723
4,500	Deutsche Telekom International Finance BV, 6.75%, 8/20/18	5,435,384
	Qtel International Finance Ltd. (a)(d),
3,000	3.375%, 10/14/16	3,067,500
7,300	5.00%, 10/19/25	7,500,750
5,000	Qwest Communications International, Inc., 7.50%, 2/15/14	5,025,000
	Qwest Corp.,
2,000	3.724%, 6/15/13, FRN	2,037,500
1,250	6.50%, 6/1/17	1,436,211
4,800	Sprint Capital Corp., 8.75%, 3/15/32	4,092,000
1,100	Verizon Communications, Inc., 8.75%, 11/1/18	1,504,151

		114,782,227

	Tobacco–0.7%
10,000	Altria Group, Inc., 10.20%, 2/6/39	16,055,180
1,400	Philip Morris International, Inc., 5.65%, 5/16/18	1,676,768

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	19

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Tobacco (continued)

$8,130	Reynolds American, Inc., 7.75%, 6/1/18	$10,208,760

		27,940,708

	Utilities–2.2%
2,618	Bruce Mansfield Unit, 6.85%, 6/1/34	2,814,553
2,000	Consumers Energy Co., 5.15%, 2/15/17	2,306,594
5,000	DTE Energy Co., 6.35%, 6/1/16	5,796,270
14,200	EDF S.A., 6.50%, 1/26/19 (a)(d)	16,782,469
27,500	Entergy Corp., 3.625%, 9/15/15	28,087,400
174	GG1C Funding Corp., 5.129%, 1/15/14 (a)(d)	173,490
	Korea Hydro & Nuclear Power Co., Ltd.,
300	3.125%, 9/16/15 (a)(d)	306,163
4,450	6.25%, 6/17/14	4,817,054
1,000	Majapahit Holding BV, 7.25%, 6/28/17	1,150,000
	Nevada Power Co.,
100	5.875%, 1/15/15	112,515
1,600	5.95%, 3/15/16	1,841,016
3,000	6.50%, 5/15/18	3,698,202
900	Nisource Finance Corp., 6.40%, 3/15/18	1,061,805
6,100	NRG Energy, Inc., 7.625%, 1/15/18	6,206,750
1,700	Ohio Edison Co., 5.45%, 5/1/15	1,869,488
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	3,350,060
1,900	Sierra Pacific Power Co., 6.00%, 5/15/16	2,217,893
4,500	Toledo Edison Co., 6.15%, 5/15/37	5,422,684
54	W3A Funding Corp., 8.09%, 1/2/17	54,949

		88,069,355

	Total Corporate Bonds & Notes (cost–$1,721,982,712)	1,879,151,947

SOVEREIGN DEBT OBLIGATIONS–13.6%
	Australia–7.1%
	Australia Government Bond (i),
AUD 110,800	3.00%, 9/20/25, Ser. 25-CI	151,804,955
AUD 61,700	4.00%, 8/20/20, Ser. 20-CI	120,556,592
AUD 5,400	Queensland Treasury Corp., 6.00%, 9/14/17, Ser. 17	6,161,135

		278,522,682

	Brazil–5.0%
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL 24,573	10.00%, 1/1/14	13,122,295
BRL 164,206	10.00%, 1/1/17	86,032,378

20	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Brazil (continued)

BRL 147,171	10.00%, 1/1/21	$74,750,912
$ 3,300	Brazilian Development Bank, 6.369%, 6/16/18	3,873,540
	Brazilian Government International Bond,
1,600	4.875%, 1/22/21	1,844,800
12,176	8.875%, 10/14/19	17,387,328

		197,011,253

	Canada–0.3%
CAD 2,400	Province of Ontario Canada, 6.50%, 3/8/29	3,350,146
$ 7,800	Province of Quebec Canada, 3.50%, 7/29/20	8,523,450

		11,873,596

	Colombia–0.1%
2,000	Colombia Government International Bond, 7.375%, 1/27/17	2,486,000

	Indonesia–0.1%
3,100	Indonesia Government International Bond, 6.875%, 1/17/18	3,677,375

	Korea (Republic of)–0.4%
10,800	Export-Import Bank of Korea, 4.00%, 1/29/21	10,835,316
	Korea Development Bank,
3,950	4.00%, 9/9/16	4,154,902
300	8.00%, 1/23/14	329,886

		15,320,104

	Mexico–0.3%
10,000	Mexico Government International Bond, 6.05%, 1/11/40	12,525,000

	Qatar–0.3%
	Qatar Government International Bond (a)(d),
3,300	4.00%, 1/20/15	3,494,700
6,100	5.25%, 1/20/20	6,855,180

		10,349,880

	Russian Federation–0.0%
1,610	Russian Federation Bond, 7.50%, 3/31/30, VRN	1,934,012

	South Africa–0.0%
300	South Africa Government International Bond, 6.875%, 5/27/19	368,625

	Total Sovereign Debt Obligations (cost–$527,310,342)	534,068,527

U.S. GOVERNMENT AGENCY SECURITIES–13.2%
	Fannie Mae–12.0%
1,489	2.165%, 5/1/35, FRN, MBS	1,567,238
3,820	2.391%, 11/1/35, FRN, MBS	4,063,385

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	21

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Fannie Mae (continued)

$3	2.456%, 8/25/18, CMO, FRN	$2,742
5	3.089%, 2/1/18, FRN, MBS	5,099
2,327	4.00%, 11/1/40, MBS	2,465,097
3	4.095%, 4/1/17, FRN, MBS	3,367
287,356	4.50%, 3/1/29 - 11/1/41, MBS	308,542,153
143,000	4.50%, MBS, TBA, 30 Year (e)	153,080,313
1,217	5.29%, 11/25/33, CMO	1,261,763

		470,991,157

	Freddie Mac–0.0%
8	2.50%, 12/1/18, FRN, MBS	8,008
2	2.575%, 6/1/30, FRN, MBS	1,995
456	6.50%, 1/1/38 - 10/1/38, MBS	514,605

		524,608

	Ginnie Mae–0.0%
13	2.375%, 1/20/22, FRN, MBS	13,455

	Small Business Administration Participation Certificates–1.2%
233	4.504%, 2/10/14	240,051
3,606	4.77%, 4/1/24, ABS	3,960,132
21,945	5.32%, 1/1/27, ABS	24,686,274
16,239	5.70%, 8/1/26, ABS	18,372,238

		47,258,695

	Total U.S. Government Agency Securities (cost–$501,834,023)	518,787,915

MUNICIPAL BONDS–9.7%
	Arizona–0.1%
2,000	Univ. of Arizona Rev., 6.423%, 8/1/35, Ser. A	2,231,660

	California–5.5%
2,400	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	1,977,720
15,000	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	18,105,450
	Los Angeles Cnty. Public Works Financing Auth. Rev.,
7,400	7.488%, 8/1/33	9,193,686
14,300	7.618%, 8/1/40	18,372,640
25,000	Los Angeles Community College Dist., GO, 6.75%, 8/1/49	33,637,250
3,000	Los Angeles Department of Water & Power Rev., 5.516%, 7/1/27, Ser. C	3,360,300
1,300	Los Angeles Unified School Dist., GO, 6.758%, 7/1/34	1,676,974
13,600	Northern California Power Agcy. Rev., 7.311%, 6/1/40	15,943,280
300	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	350,400
1,000	San Diego Cnty. Water Auth. Rev., 6.138%, 5/1/49	1,299,650

22	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	California (continued)

	State, GO,
$800	4.85%, 10/1/14	$872,184
400	6.20%, 10/1/19	478,896
1,500	6.65%, 3/1/22	1,823,805
8,550	7.55%, 4/1/39	11,201,269
36,400	7.60%, 11/1/40	48,242,012
12,000	7.70%, 11/1/30	14,229,240
23,500	7.95%, 3/1/36	27,675,950
7,500	Univ. of California Rev., 0.887%, 7/1/13, Ser. AA-2	7,535,325

		215,976,031

	Illinois–0.5%
10,500	Chicago Transit Auth. Rev., 6.20%, 12/1/40, Ser. B	12,089,910
1,600	Finance Auth. Rev., Univ. of Chicago, 5.50%, 7/1/37, Ser. B	1,792,832
2,500	Greater Chicago Metropolitan Water Reclamation Dist., GO, 5.72%, 12/1/38	3,157,625

		17,040,367

	Iowa–0.0%
725	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	689,838

	Massachusetts–0.5%
17,000	School Building Auth. Rev., 5.468%, 6/15/27	20,107,770

	New Jersey–0.3%
	State Turnpike Auth. Rev.,
5,000	7.102%, 1/1/41, Ser. A	7,002,250
3,900	7.414%, 1/1/40, Ser. F	5,600,790
250	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	198,285

		12,801,325

	New York–0.8%
5,500	Metropolitan Transportation Auth. Rev., 5.871%, 11/15/39	6,304,430
3,000	New York City, GO, 4.769%, 10/1/23, Ser. A-2	3,416,130
	New York City Municipal Water Finance Auth. Rev.,
3,640	5.79%, 6/15/41	3,987,220
1,445	6.011%, 6/15/42	1,894,944
	New York City Transitional Finance Auth. Rev.,
400	4.325%, 11/1/21	450,904
800	4.525%, 11/1/22	908,368
3,000	5.267%, 5/1/27, Ser. G-3	3,606,570
700	5.572%, 11/1/38	848,596
800	5.932%, 11/1/36	898,136

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	23

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	New York (continued)

	State Dormitory Auth. Rev.,
$1,600	5.289%, 3/15/33	$1,850,528
2,700	5.389%, 3/15/40	3,193,992
4,000	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	4,783,040

		32,142,858

	Ohio–0.4%
	American Municipal Power-Ohio, Inc. Rev.,
3,600	5.939%, 2/15/47	3,999,060
1,400	Comb Hydroelectric Projects, 7.834%, 2/15/41, Ser. B	1,904,140
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
11,700	5.75%, 6/1/34	9,110,673
900	5.875%, 6/1/47	702,567

		15,716,440

	Texas–1.6%
43,800	Dallas Area Rapid Transit Rev., 5.022%, 12/1/48	51,678,744
4,400	Dallas Cnty. Hospital Dist., GO, 5.621%, 8/15/44, Ser. C	5,448,212
4,100	North Texas Tollway Auth. Rev., 6.718%, 1/1/49, Ser. B	5,330,246

		62,457,202

	Total Municipal Bonds (cost–$316,338,507)	379,163,491

MORTGAGE-BACKED SECURITIES–4.5%
197	Banc of America Funding Corp., 5.739%, 1/20/47, CMO, FRN	120,445
204	Banc of America Large Loan, Inc., 0.75%, 8/15/29, CMO, FRN (b)	195,362
4,400	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
	5.889%, 7/10/44, CMO, VRN	4,990,218
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
1,494	2.25%, 8/25/35	1,380,654
1,680	2.57%, 3/25/35	1,633,947
118	2.681%, 10/25/35	117,337
124	2.689%, 10/25/33	124,777
354	3.078%, 3/25/35	346,605
84	3.189%, 5/25/34	72,507
	Bear Stearns Alt-A Trust, CMO, FRN,
1,360	2.777%, 2/25/36	612,375
4,389	2.794%, 11/25/36	2,423,288
5,676	2.863%, 11/25/36	3,066,691
	Bear Stearns Commercial Mortgage Securities, CMO,
1,600	5.54%, 9/11/41	1,828,281
7,500	5.694%, 6/11/50, VRN	8,659,099

24	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,

$645	2.23%, 9/25/35	$599,632
578	2.45%, 9/25/35	509,290
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
4,400	5.322%, 12/11/49	4,895,715
8,000	5.505%, 1/15/46, VRN	8,905,012
€265	Cordusio RMBS SRL, 0.927%, 6/30/35, CMO, FRN	325,777
	Countrywide Alternative Loan Trust, CMO,
$2,217	0.429%, 11/25/46, FRN	1,339,229
632	0.439%, 5/25/36, FRN	354,034
10,944	6.25%, 8/25/37	6,801,759
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
309	0.559%, 3/25/35	168,144
68	2.798%, 8/25/34	49,905
20	Credit Suisse First Boston Mortgage Securities Corp.,
	2.481%, 7/25/33, CMO, FRN	19,162
	Credit Suisse Mortgage Capital Certificates, CMO,
2,600	5.311%, 12/15/39	2,903,399
7,300	5.867%, 6/15/39, VRN	7,950,890
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
2,264	0.50%, 8/19/45	1,510,039
1,328	2.466%, 7/19/44	1,098,309
118	First Horizon Asset Securities, Inc., 2.541%, 12/25/33, CMO, FRN	107,479
3,641	Greenpoint Mortgage Funding Trust, 0.469%, 6/25/45, CMO, FRN	2,164,838
15	Greenpoint Mortgage Pass Through Certificates,
	3.13%, 10/25/33, CMO, FRN	12,886
	GSR Mortgage Loan Trust, CMO, FRN,
119	1.93%, 3/25/33	115,295
893	2.653%, 9/25/35	870,147
2,088	2.671%, 9/25/35	2,005,158
	Harborview Mortgage Loan Trust, CMO, FRN,
320	0.43%, 1/19/38	205,772
558	0.58%, 6/20/35	448,163
236	3.029%, 5/19/33	229,736
368	Homebanc Mortgage Trust, 5.593%, 4/25/37, CMO, FRN	320,151
€32	IntesaBci Sec 2 SRL, 1.286%, 8/28/23, CMO, FRN	42,684
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$12,500	3.341%, 7/15/46 (a)(d)	13,162,525
20,600	4.106%, 7/15/46 (a)(d)	22,406,260
1,000	5.336%, 5/15/47	1,105,748
6,600	5.42%, 1/15/49	7,385,888
2,200	5.44%, 6/12/47	2,477,302

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	25

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	JPMorgan Mortgage Trust, CMO, FRN,

$116	2.245%, 11/25/33	$110,666
1,675	2.85%, 7/25/35	1,628,812
175	5.003%, 2/25/35	174,384
5,357	5.235%, 2/25/36	4,152,631
1,761	5.315%, 7/25/35	1,771,335
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO, VRN,
1,200	5.172%, 12/12/49	1,328,975
1,600	6.165%, 8/12/49	1,784,036
555	Morgan Stanley Dean Witter Capital I, 4.74%, 11/13/36, CMO	562,759
1,500	Morgan Stanley Reremic Trust, 5.98%, 8/15/45, CMO, VRN (a)(d)	1,699,468
443	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)(g)	39,662
	RBSSP Resecuritization Trust, CMO, FRN (a)(d),
1,455	0.519%, 5/26/37	1,368,359
14,792	0.559%, 3/26/37	13,529,246
6,990	0.739%, 9/26/34	6,440,873
9,606	0.739%, 3/26/36	8,945,250
6,391	0.739%, 4/26/37	5,874,209
1,541	Residential Accredit Loans, Inc., 0.449%, 4/25/46, CMO, FRN	617,213
149	Structured Adjustable Rate Mortgage Loan Trust,
	2.728%, 2/25/34, CMO, FRN	145,695
4,114	Structured Asset Mortgage Investments, Inc.,
	0.459%, 5/25/36, CMO, FRN	2,079,826
	Wachovia Bank Commercial Mortgage Trust, CMO,
355	0.32%, 6/15/20, FRN (a)(d)	329,531
700	5.416%, 1/15/45, VRN	784,611
1,300	5.678%, 5/15/46	1,496,851
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
222	0.549%, 1/25/45	187,094
2,482	0.62%, 11/25/34	2,061,498
1,260	1.158%, 2/25/46	979,225
727	Wells Fargo Mortgage-Backed Securities Trust,
	2.637%, 3/25/36, CMO, FRN	556,431

	Total Mortgage-Backed Securities (cost–$159,198,303)	174,710,554

U.S. TREASURY OBLIGATIONS (j)–1.9%
11,259	U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28 (i)	17,106,704
55,900	U.S. Treasury Notes, 2.00%, 11/15/21	56,480,857

	Total U.S. Treasury Obligations (cost–$70,471,603)	73,587,561

26	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
SENIOR LOANS (a)(c)–0.6%

	Financial Services–0.6%
$23,000	Springleaf Financial Corp., 5.50%, 5/10/17	$21,832,750

	Healthcare & Hospitals–0.0%
	HCA, Inc.,
370	2.489%, 11/17/13, Term B1	369,160
886	3.72%, 3/31/17, Term B2	874,214

		1,243,374

	Total Senior Loans (cost–$24,157,867)	23,076,124

ASSET-BACKED SECURITIES–0.2%
2,000	Bear Stearns Asset-Backed Securities Trust, FRN,	1,334,281
	0.439%, 12/25/36
596	1.239%, 10/25/37	383,337
334	BNC Mortgage Loan Trust, 0.339%, 5/25/37, FRN	301,319
	Conseco Financial Corp.,
282	6.22%, 3/1/30	306,973
4,203	6.53%, 2/1/31, VRN	4,199,432
141	JPMorgan Mortgage Acquisition Corp., 0.319%, 3/25/37, FRN	137,607
3	Keystone Owner Trust, 9.00%, 1/25/29 (a)(d)	1,340
520	MASTR Asset-Backed Securities Trust, 0.319%, 5/25/37, FRN	489,721
258	Merrill Lynch Mortgage Investors, Inc., 0.359%, 2/25/37, FRN	118,080
206	Morgan Stanley Mortgage Loan Trust, 0.599%, 4/25/37, FRN	78,112
292	Popular ABS Mortgage Pass Through Trust, 0.329%, 6/25/47, FRN	249,804

	Total Asset-Backed Securities (cost–$7,182,020)	7,600,006

Shares
COMMON STOCK–0.0%
	Insurance–0.0%
451	American International Group, Inc. (k) (cost–$13,115)	15,347

Principal Amount (000s)
SHORT-TERM INVESTMENTS–11.3%
	U.S. Treasury Obligations (j)(m)–7.9%
$309,505	U.S. Treasury Bills, 0.048%-0.163%, 5/3/12-4/4/13 (cost–$309,353,153)	309,367,758

	Corporate Notes–1.7%
	Banking–0.1%
5,000	American Express Bank FSB, 5.50%, 4/16/13	5,222,375

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	27

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
		Financial Services–1.6%

	$800	AK Transneft OJSC Via TransCapitalInvest Ltd., 6.103%, 6/27/12 (a)(d)	$804,324
	2,300	BRFkredit A/S, 2.05%, 4/15/13 (a)(d)	2,326,951
	700	Citigroup, Inc., 5.50%, 4/11/13	724,458
	4,700	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	4,775,068
		Merrill Lynch & Co., Inc.,
	€2,150	1.558%, 9/27/12, FRN	2,842,734
	$7,470	6.05%, 8/15/12	7,578,741
	200	6.15%, 4/25/13	208,157
	15,700	Morgan Stanley, 1.446%, 4/29/13, FRN	15,498,349
		SLM Corp.,
	€1,600	3.125%, 9/17/12	2,123,076
	£500	4.875%, 12/17/12	807,799
	$2,650	5.125%, 8/27/12	2,678,029
	11,200	5.375%, 1/15/13	11,450,813
	7,700	TNK-BP Finance S.A., 7.50%, 3/13/13	8,085,000

			59,903,499

		Food & Beverage–0.0%
	400	Kroger Co., 6.20%, 6/15/12	402,525

		Oil & Gas–0.0%
	600	Enterprise Products Operating LLC, 4.60%, 8/1/12	606,047

		Utilities–0.0%
	1,100	Consumers Energy Co., 5.375%, 4/15/13	1,149,729
	200	Midamerican Energy Holdings Co., 5.875%, 10/1/12	204,352

			1,354,081

		Total Corporate Notes (cost–$66,927,606)	67,488,527

		Sovereign Debt Obligations–0.1%
		Brazil–0.1%
BRL	8,390	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/13, Ser. F (cost–$5,276,067)	4,446,360

		Repurchase Agreements–1.6%
	$5,500	Bank of America Corp., dated 4/30/12, 0.21%, due 5/1/12, proceeds $5,500,032; collateralized by U.S. Treasury Notes, 0.875%, due 2/28/17, valued at $5,615,050 including accrued interest	5,500,000
	5,000	Barclays Capital, Inc., dated 4/30/12, 0.21%, due 5/1/12, proceeds $5,000,029; collateralized by Ginnie Mae, 5.00%, due 6/20/40, valued at $5,163,559 including accrued interest	5,000,000

28	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Repurchase Agreements (continued)

$5,500	Citigroup Global Markets, Inc., dated 4/30/12, 0.21%, due 5/1/12, proceeds $5,500,032; collateralized by Federal Home Loan Bank, 1.00%, due 2/13/17, valued at $5,656,140 including accrued interest	$5,500,000
5,000	JPMorgan Securities, Inc., dated 4/30/12, 0.22%, due 5/1/12 proceeds $5,000,031; collateralized by Fannie Mae, 1.00%, due 12/5/14, valued at $5,107,477 including accrued interest	5,000,000
39,600	Morgan Stanley & Co., dated 4/30/12, 0.20%, due 5/1/12, proceeds $39,600,220; collateralized by U.S. Treasury Bonds, 3.75%-4.25%, due 11/15/40-8/15/41, valued at $29,092,363 and U.S. Treasury Notes, 2.375%, due 9/30/14, valued at $11,322,907 including accrued interest	39,600,000
3,185	State Street Bank & Trust Co., dated 4/30/12, 0.01%, due 5/1/12, proceeds $3,185,001; collateralized by Freddie Mac, 0.855%, due 11/25/14, valued at $3,253,158 including accrued interest	3,185,000

	Total Repurchase Agreements (cost–$63,785,000)	63,785,000

	Total Short-Term Investments (cost–$445,341,826)	445,087,645

	Total Investments, before options written (cost–$3,773,830,318)–102.9%	4,035,249,117

Contracts/ Notional Amount (000s)
OPTIONS WRITTEN (k)–(0.2)%
	Call Options–(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$242,600	strike rate 1.40%, expires 3/18/13	(2,544,947)
$91,200	strike rate 1.70%, expires 3/18/13	(1,840,142)
838	Financial Futures Euro–90 day (CME),
	strike price $99.50, expires 6/18/12	(89,038)

		(4,474,127)

	Put Options–(0.1)%
	3-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$306,900	strike rate 2.75%, expires 6/18/12	(31)
$1,376,100	strike rate 3.00%, expires 6/18/12	(137)
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$242,600	strike rate 1.40%, expires 3/18/13	(3,298,584)
$91,200	strike rate 1.70%, expires 3/18/13	(783,572)

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	29

Fixed Income SHares: Series C Schedule of Investments

April 30, 2012 (unaudited)

Contracts			Value
838	Financial Futures Euro–90 day (CME),

	strike price $99.50, expires 6/18/12		$(36,662)

			(4,118,986)

	Total Options Written (premiums received–$27,793,173)		(8,593,113)

	Total Investments, net of options written (cost–$3,746,037,145)	102.7%	4,026,656,004
	Other liabilities in excess of other assets	(2.7)	(105,577,273)

	Net Assets	100.0%	$3,921,078,731

30	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited)

Principal Amount (000s)		Value
U.S. GOVERNMENT AGENCY SECURITIES–44.4%

	Fannie Mae–42.4%
$6,100	0.439%, 10/27/37, CMO, FRN	$6,066,179
41	0.70%, 8/25/21, CMO, FRN	41,204
811	1.763%, 1/1/20, FRN, MBS	838,642
489	1.845%, 1/1/22, FRN, MBS	500,598
1,977	1.941%, 1/1/34, FRN, MBS	2,056,374
358	2.036%, 5/1/28, FRN, MBS	375,546
16	2.10%, 11/1/32, FRN, MBS	15,958
32	2.123%, 10/1/32, FRN, MBS	32,638
457	2.204%, 1/1/33, FRN, MBS	479,181
84	2.22%, 9/1/27, FRN, MBS	88,948
350	2.241%, 9/1/32, FRN, MBS	368,007
132	2.271%, 1/1/33, FRN, MBS	139,074
126	2.29%, 5/1/34, FRN, MBS	133,236
340	2.297%, 9/1/35, FRN, MBS	357,132
325	2.33%, 2/1/33, FRN, MBS	330,072
233	2.356%, 5/1/33, FRN, MBS	245,231
19	2.407%, 9/1/32, FRN, MBS	19,643
2,139	2.47%, 11/1/35, FRN, MBS	2,280,049
154	2.487%, 12/1/34, FRN, MBS	164,628
24	2.50%, 5/1/17, FRN, MBS	24,203
229	2.54%, 12/1/32, FRN, MBS	231,415
189	2.574%, 10/1/34, FRN, MBS	201,105
32	2.611%, 6/1/20, FRN, MBS	33,429
49	2.76%, 5/1/18, FRN, MBS	50,639
39	2.815%, 1/1/18, FRN, MBS	39,645
532	2.932%, 4/1/35, FRN, MBS	568,345
26	3.287%, 3/25/41, CMO, FRN	27,285
24	3.692%, 5/25/42, CMO, FRN	24,517
1,465	4.00%, 11/25/19, CMO	1,534,200
186,348	4.00%, 2/1/36-10/1/41, MBS	197,414,890
881,000	4.00%, MBS, TBA, 30 Year (e)	932,208,125
11,733	4.50%, 11/25/26-10/25/34, CMO	12,866,214
1,005	4.50%, 2/1/38-11/1/39, MBS	1,076,500
428,000	4.50%, MBS, TBA, 30 Year (e)	458,361,250
11,600	4.875%, 12/15/16 (j)	13,646,542
762	5.00%, 9/25/14, CMO	796,297
441	5.00%, 9/1/17-11/1/33, MBS	477,265
9,000	5.00%, MBS, TBA, 30 Year (e)	9,762,190
594	5.50%, 2/25/24, CMO	660,875

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	31

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Fannie Mae (continued)

$414	6.00%, 8/1/22-12/1/23, MBS	$452,504
33	6.50%, 1/1/25-12/1/28, MBS	38,204
112	6.50%, 7/18/27, CMO	127,566
201	7.00%, 11/1/38, MBS	232,713
102	7.01%, 8/1/22, MBS	116,738
6	7.925%, 2/1/25, FRN, MBS	5,590
97	11.00%, 7/15/20, MBS	113,160

		1,645,623,746

	Freddie Mac–0.8%
118	0.69%, 8/15/29-12/15/31, CMO, FRN	119,126
13	0.74%, 9/15/30, CMO, FRN	13,524
18	0.79%, 3/15/32, CMO, FRN	18,525
263	0.90%, 3/15/20-2/15/24, CMO, FRN	265,443
8	0.95%, 10/15/19, CMO, FRN	7,756
47	1.20%, 12/15/13, CMO, FRN	46,874
72	1.40%, 9/15/22, CMO, FRN	71,619
20	1.60%, 8/15/23, CMO, FRN	19,579
4,573	2.041%, 6/1/35, FRN, MBS	4,789,901
136	2.193%, 8/1/32, FRN, MBS	137,603
34	2.297%, 8/1/29, FRN, MBS	35,401
116	2.334%, 4/1/32, FRN, MBS	117,255
10	2.348%, 1/1/33, FRN, MBS	10,542
285	2.35%, 3/1/32, FRN, MBS	287,909
136	2.356%, 2/1/33, FRN, MBS	143,338
210	2.361%, 2/1/29, FRN, MBS	222,244
1,616	2.375%, 1/1/32-10/1/35, FRN, MBS	1,715,805
497	2.475%, 5/1/34, FRN, MBS	520,718
18	2.587%, 7/1/29, FRN, MBS	19,471
97	2.625%, 10/1/32, FRN, MBS	98,193
14	2.643%, 7/1/32, FRN, MBS	15,041
15	2.725%, 8/1/32, FRN, MBS	15,933
7,300	3.75%, 3/27/19 (j)	8,354,295
33	4.50%, 5/15/18, CMO	35,179
9,185	5.50%, 3/15/34-5/15/36, CMO	10,533,610
1,141	6.00%, 8/15/16-12/15/28, CMO	1,270,020
494	6.50%, 8/15/16-7/15/31, CMO	562,489
38	7.00%, 4/1/29-6/1/30, MBS	45,248
116	7.50%, 8/15/30, CMO	137,956

		29,630,597

32	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Ginnie Mae–0.1%

$27	0.59%, 6/20/32, CMO, FRN	$26,671
1,215	1.625%, 8/20/17-7/20/29, FRN, MBS	1,260,451
5	1.75%, 3/20/30, FRN, MBS	5,435
15	2.00%, 7/20/21-9/20/27, FRN, MBS	15,360
424	2.25%, 1/20/28-1/20/30, FRN, MBS	439,076
1,156	2.375%, 3/20/17-6/30/32, FRN, MBS	1,200,759
114	2.50%, 1/20/18-3/20/32, FRN, MBS	118,625
42	2.875%, 6/20/22, FRN, MBS	44,589
94	3.00%, 4/20/19-8/20/25, FRN, MBS	99,026
4	4.50%, 8/20/18, FRN, MBS	4,523
2	6.50%, 5/15/23-12/15/23, MBS	2,500

		3,217,015

	Other Government Agencies–1.1%
15,802	SLM Student Loan Trust, 1.966%, 4/25/23, ABS, FRN	16,347,321
21,674	Small Business Administration Participation Certificates,
	5.23%, 3/1/27, ABS	24,373,890
1,106	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	1,292,644

		42,013,855

	Total U.S. Government Agency Securities (cost–$1,690,113,551)	1,720,485,213

CORPORATE BONDS & NOTES–27.8%
	Banking–3.5%
47,900	ABN Amro Bank NV, 2.236%, 1/30/14, FRN (a)(d)	47,899,952
4,255	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (a)(d)	4,452,343
600	American Express Bank FSB, 6.00%, 9/13/17	709,324
15,680	Bank of Nova Scotia, 1.65%, 10/29/15 (a)(d)	15,998,869
1,500	CoBank Acb, 7.875%, 4/16/18 (a)(d)	1,828,140
1,900	Commonwealth Bank of Australia, 2.90%, 9/17/14 (a)(d)	1,993,607
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(d),
1,600	3.20%, 3/11/15	1,661,912
36,900	4.75%, 1/15/20	39,606,578
4,200	Dexia Credit Local S.A., 2.75%, 1/10/14 (a)(d)	4,147,298
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (a)(d)(h)	10,337,899
6,700	ICICI Bank Ltd., 4.75%, 11/25/16 (a)(d)	6,661,428

		135,297,350

	Biotechnology–0.0%
700	Amgen, Inc., 6.40%, 2/1/39	838,690

	Commercial Services–0.1%
4,700	Stanford University, 4.75%, 5/1/19	5,558,229

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	33

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Diversified Manufacturing–2.1%

$70,000	General Electric Co., 5.25%, 12/6/17	$81,771,830

	Drugs & Medical Products–0.6%
8,000	Novartis Securities Investment Ltd., 5.125%, 2/10/19	9,531,656
10,000	Pfizer, Inc., 6.20%, 3/15/19	12,610,190

		22,141,846

	Financial Services–16.6%
25,000	American Express Credit Corp., 5.875%, 5/2/13	26,238,350
	Bank of America Corp.,
8,295	0.833%, 8/15/16, FRN	7,151,153
21,700	5.75%, 12/1/17	23,033,942
50,300	7.375%, 5/15/14	54,539,183
	Bear Stearns Cos. LLC,
30,600	6.40%, 10/2/17	35,744,044
21,000	7.25%, 2/1/18	25,570,839
	Citigroup, Inc.,
13,100	2.203%, 5/15/18, FRN	12,473,689
1,550	4.587%, 12/15/15	1,624,823
27,600	6.125%, 5/15/18	30,667,547
25,000	6.375%, 8/12/14	26,974,225
6,900	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	7,025,062
	Goldman Sachs Group, Inc.,
2,000	5.95%, 1/18/18	2,158,916
27,575	6.75%, 10/1/37	27,334,629
	HSBC Finance Corp.,
670	0.918%, 6/1/16, FRN	616,803
19,600	6.676%, 1/15/21	21,191,638
1,900	HSBC Holdings PLC, 7.625%, 5/17/32	2,160,213
	JPMorgan Chase & Co.,
500	3.15%, 7/5/16	518,604
4,500	4.65%, 6/1/14	4,794,885
8,200	MassMutual Global Funding II, 2.875%, 4/21/14 (a)(d)	8,460,153
	Merrill Lynch & Co., Inc.,
200	5.00%, 1/15/15	208,952
400	5.45%, 7/15/14	418,631
59,200	6.875%, 4/25/18	66,034,344
	Morgan Stanley,
30,300	3.006%, 5/14/13, FRN	30,363,539
6,400	6.00%, 4/28/15	6,701,261
1,500	Ohio National Financial Services, Inc., 6.375%, 4/30/20 (a)(d)	1,667,049

34	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Financial Services (continued)

$10,000	OMX Timber Finance Investments I LLC, 5.42%, 1/29/20 (a)(d)	$10,507,400
2,000	Qatari Diar Finance QSC, 5.00%, 7/21/20	2,190,000
79,000	Royal Bank of Scotland PLC, 3.95%, 9/21/15	80,115,085
	SLM Corp.,
€12,450	1.206%, 6/17/13, FRN	16,065,150
$18,900	5.00%, 10/1/13	19,419,750
4,500	5.375%, 5/15/14	4,702,756
16,400	Stone Street Trust, 5.902%, 12/15/15 (a)(d)	16,545,665
10,000	Temasek Financial I Ltd., 4.30%, 10/25/19	11,146,090
1,100	TNK-BP Finance S.A., 6.25%, 2/2/15	1,183,875
	UBS AG,
39,800	4.875%, 8/4/20	41,717,166
3,000	5.75%, 4/25/18	3,301,590
6,900	5.875%, 12/20/17	7,655,792
7,600	Wachovia Corp., 0.744%, 6/15/17, FRN	7,196,273

		645,419,066

	Food & Beverage–0.1%
1,700	Kraft Foods, Inc., 6.125%, 2/1/18	2,048,879

	Healthcare & Hospitals–0.5%
15,000	Roche Holdings, Inc., 6.00%, 3/1/19 (a)(d)	18,661,500

	Insurance–0.7%
	American International Group, Inc.,
£455	6.765%, 11/15/17 (a)(d)	807,595
$21,700	8.25%, 8/15/18	26,352,241

		27,159,836

	Metals & Mining–0.1%
3,900	Alcoa, Inc., 6.15%, 8/15/20	4,256,589

	Oil & Gas–1.3%
	Gaz Capital S.A. for Gazprom,
4,750	6.212%, 11/22/16	5,204,527
2,000	8.125%, 7/31/14	2,227,520
1,939	Gazprom International S.A. for Gazprom, 7.201%, 2/1/20 (a)(d)	2,147,343
15,500	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	18,326,347
196	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)	209,720
14,550	Petroleos Mexicanos, 6.50%, 6/2/41	16,950,750
4,600	Valero Energy Corp., 6.625%, 6/15/37	4,987,854

		50,054,061

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	35

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Retail–0.1%

$5,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	$5,879,875

	Road & Rail–0.1%
2,000	RZD Capital Ltd., 5.739%, 4/3/17	2,142,484

	Telecommunications–1.4%
44,600	AT&T, Inc., 5.50%, 2/1/18	52,655,563

	Tobacco–0.5%
	Altria Group, Inc.,
5,300	9.25%, 8/6/19	7,238,793
1,500	9.70%, 11/10/18	2,038,849
9,700	Reynolds American, Inc., 7.25%, 6/15/37	11,705,747

		20,983,389

	Utilities–0.1%
2,600	EDF S.A., 6.50%, 1/26/19 (a)(d)	3,072,846

	Total Corporate Bonds & Notes (cost–$998,855,210)	1,077,942,033

MUNICIPAL BONDS–16.9%
	Alaska–0.0%
100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	76,129

	California–5.8%
11,000	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	13,543,750
	Bay Area Toll Auth. Rev.,
11,000	6.907%, 10/1/50, Ser. S-3	14,985,300
800	6.918%, 4/1/40, Ser. S-1	1,062,424
15,000	7.043%, 4/1/50, Ser. S-1	20,549,400
6,400	City & Cnty. of San Francisco Public Utilities Commission Water Rev.,
	5.50%, 11/1/25, Ser. B	7,581,760
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	5,079,550
3,500	5.00%, 6/1/38	3,545,640
11,200	Irvine Ranch Water Dist. Rev., 6.622%, 5/1/40, Ser. B	15,337,168
	Los Angeles Cnty. Metropolitan Transportation Auth. Rev.,
1,850	4.53%, 6/1/22	2,138,100
600	5.735%, 6/1/39	737,886
4,500	Los Angeles Community College Dist., GO, 6.75%, 8/1/49	6,054,705
	Los Angeles Department of Water & Power Rev.,
6,100	5.716%, 7/1/39	7,367,946
6,400	6.166%, 7/1/40	7,148,864
24,700	6.603%, 7/1/50	34,574,566

36	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	California (continued)

$6,500	Los Angeles Unified School Dist., GO, 5.981%, 5/1/27, Ser. J	$7,666,685
5,000	Newport Beach, CP, 7.168%, 7/1/40, Ser. B	5,767,550
3,500	Orange Cnty. Local Transportation Auth. Rev., 6.908%, 2/15/41, Ser. A	4,706,205
4,800	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	5,606,400
6,500	Pasadena Public Financing Auth. Rev., 7.148%, 3/1/43, Ser. D	8,440,315
	Riverside Community College Dist., GO, Ser. D-1,
2,750	6.971%, 8/1/35	3,132,195
3,250	7.021%, 8/1/40	3,698,435
1,000	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A	1,043,380
	State, GO,
3,600	5.65%, 4/1/39, VRN	3,767,292
1,200	7.35%, 11/1/39	1,525,752
600	7.50%, 4/1/34	768,930
4,100	7.55%, 4/1/39	5,371,369
5,600	7.60%, 11/1/40	7,421,848
985	Tobacco Securitization Auth. of Northern California Rev.,
	5.40%, 6/1/27, Ser. A-2	858,664
	Univ. of California Rev.,
3,500	5.946%, 5/15/45	4,217,850
2,750	6.296%, 5/15/50	3,170,200
5,100	6.398%, 5/15/31	6,173,499
7,850	6.548%, 5/15/48	10,052,239

		223,095,867

	Illinois–0.1%
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	2,674,606

	Iowa–0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	3,405,864

	Louisiana–0.1%
4,400	East Baton Rouge Sewerage Commission Rev., 6.087%, 2/1/45	4,812,896

	Massachusetts–0.0%
750	Univ. of Massachusetts Building Auth. Rev., 6.423%, 5/1/29	835,725

	Michigan–0.0%
1,250	Michigan State Univ. Rev., 6.173%, 2/15/50, Ser. A	1,490,850

	New Jersey–1.0%
1,335	Economic Dev. Auth. Rev., 6.425%, 12/15/35, Ser. CC-1	1,533,474
	State Turnpike Auth. Rev.,
14,700	7.102%, 1/1/41, Ser. A	20,586,615
300	7.414%, 1/1/40, Ser. F	430,830

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	37

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	New Jersey (continued)

$21,440	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	$17,004,922

		39,555,841

	New York–4.4%
	Metropolitan Transportation Auth. Rev.,
3,500	5.871%, 11/15/39	4,011,910
12,000	6.814%, 11/15/40	15,348,240
8,650	New York City, GO, 6.246%, 6/1/35, Ser. H-1	9,889,631
	New York City Municipal Water Finance Auth. Rev.,
4,450	5.44%, 6/15/43	5,420,901
3,000	6.124%, 6/15/42	3,375,780
	Second Generation Resolutions,
5,450	5.882%, 6/15/44	7,071,866
5,800	6.282%, 6/15/42	6,629,110
	New York City Transitional Finance Auth. Rev.,
7,330	4.325%, 11/1/21	8,262,816
16,700	4.525%, 11/1/22	18,962,182
5,000	5.267%, 5/1/27, Ser. G-3	6,010,950
12,400	5.572%, 11/1/38	15,032,272
7,500	5.767%, 8/1/36	9,192,525
14,700	5.932%, 11/1/36	16,503,249
	Port Auth. of New York & New Jersey Rev.,
16,700	5.647%, 11/1/40, Ser. 160	20,240,734
2,500	5.859%, 12/1/24, Ser. 158	3,186,800
4,000	State Dormitory Auth. Rev., 5.051%, 9/15/27	4,644,240
8,800	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	10,522,688
5,200	Triborough Bridge & Tunnel Auth. Rev., 5.55%, 11/15/40, Ser. A-2	6,045,572

		170,351,466

	Ohio–0.8%
	American Municipal Power, Inc. Rev., Comb Hydroelectric Projects,
10,900	8.084%, 2/15/50, Ser. B	15,366,493
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	4,669,754
9,500	5.875%, 6/1/47	7,415,985
7,020	6.00%, 6/1/42	5,622,529

		33,074,761

	Pennsylvania–0.3%
8,500	State Public School Building Auth. Rev., 5.426%, 9/15/26	9,916,015

38	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Tennessee–0.0%

$100	Metropolitan Gov’t of Nashville & Davidson Cnty. Rev.,
	6.568%, 7/1/37, Ser. B	$133,233

	Texas–4.1%
45,400	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	51,760,540
	San Antonio Electric Rev.,
7,000	5.808%, 2/1/41	8,760,220
4,600	6.308%, 2/1/37	5,163,960
	State, GO, Ser. A,
8,600	4.631%, 4/1/33	9,586,334
17,500	4.681%, 4/1/40	19,671,575
52,100	State Transportation Commission Rev., 5.178%, 4/1/30, Ser. B	62,233,450

		157,176,079

	Washington–0.2%
6,800	State Convention Center Public Facs. Dist. Rev., 6.79%, 7/1/40	8,311,844

	Total Municipal Bonds (cost–$551,370,463)	654,911,176

MORTGAGE-BACKED SECURITIES–12.6%
	Adjustable Rate Mortgage Trust, CMO, FRN,
349	2.874%, 5/25/35	345,356
524	5.128%, 11/25/35	370,427
363	5.171%, 1/25/36	292,281
7,085	American General Mortgage Loan Trust, 5.15%, 3/25/58, CMO, VRN (a)(d)	7,284,039
	American Home Mortgage Assets LLC, CMO, FRN,
1,475	0.429%, 9/25/46	783,941
1,267	0.449%, 10/25/46	637,937
1,838	Banc of America Funding Corp., 2.653%, 2/20/36, CMO, FRN	1,680,027
1,389	Banc of America Mortgage Securities, Inc., 5.50%, 9/25/35, CMO	1,257,588
4,700	BCRR Trust, 5.98%, 8/17/45, CMO, VRN (a)(d)	5,304,822
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
9,585	2.25%, 8/25/35	8,859,383
2,783	2.40%, 10/25/35	2,411,905
18,339	2.57%, 3/25/35	17,839,393
66	2.787%, 1/25/35	57,938
215	2.862%, 1/25/34	217,605
242	2.874%, 2/25/34	232,844
5,334	3.078%, 3/25/35	5,227,566
951	3.998%, 5/25/47	636,981
401	5.47%, 2/25/36	246,507

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	39

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Bear Stearns Alt-A Trust, CMO, FRN,

$972	2.777%, 2/25/36	$437,410
5,096	2.813%, 6/25/34	2,419,406
182	2.817%, 5/25/35	143,944
20	Bear Stearns Mortgage Securities, Inc., 7.228%, 3/25/31, CMO, VRN	21,072
2,231	Bear Stearns Structured Products, Inc., 2.763%, 1/26/36, CMO, FRN	1,332,362
875	CC Mortgage Funding Corp., 0.369%, 5/25/48, CMO, FRN (a)(d)	549,505
2,178	Chase Mortgage Finance Corp., 5.892%, 9/25/36, CMO, FRN	1,896,785
	Citigroup Commercial Mortgage Trust, CMO, VRN (a)(d),
9,862	5.322%, 12/17/49	10,819,028
15,178	5.858%, 7/17/40	17,161,484
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
21,518	2.53%, 10/25/35	17,951,239
828	2.58%, 10/25/35	741,225
268	2.666%, 12/25/35	130,321
145	2.68%, 8/25/35	135,379
2,025	5.46%, 9/25/37	1,269,834
3,505	Commercial Capital Access One, Inc., 7.821%, 11/15/28, CMO, VRN (a)(d)	2,534,760
	Commercial Mortgage Pass Through Certificates, CMO (a)(d),
16,483	3.156%, 7/10/46	17,281,318
7,000	5.362%, 2/5/19	7,041,765
2,000	5.665%, 2/5/19, VRN	1,963,059
784	Community Program Loan Trust, 4.50%, 4/1/29, CMO	795,551
	Countrywide Alternative Loan Trust, CMO, FRN,
853	0.409%, 1/25/37	482,775
3,303	0.419%, 5/25/47	1,956,285
3,232	0.42%, 2/20/47	1,580,805
161	0.45%, 7/20/46	64,851
5,184	0.459%, 5/25/35	3,109,043
2,678	0.499%, 12/25/35	1,935,163
351	0.509%, 5/25/36	60,919
1,210	1.158%, 2/25/36	823,609
351	5.547%, 11/25/35	210,738
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
226	0.469%, 5/25/35	152,854
462	0.539%, 4/25/46	84,960
1,234	0.549%, 3/25/35	763,482
1,705	0.559%, 3/25/35	1,110,012
1,090	0.579%, 3/25/36	337,605
916	0.629%, 2/25/35	457,455

40	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$47	0.779%, 2/25/35	$39,531

167	2.595%, 2/20/36	123,774
583	2.925%, 4/25/35	106,704
377	5.089%, 10/20/35	279,472
525	5.258%, 5/20/36	339,897
16	Credit Suisse First Boston Mortgage Securities Corp.,
	0.921%, 3/25/32, CMO, FRN (a)(d)	12,006
313	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.56%, 7/19/45, CMO, FRN	45,127
20,447	Extended Stay America Trust, 2.951%, 11/5/27, CMO (a)(d)	20,761,428
1,449	First Horizon Asset Securities, Inc., 6.25%, 11/25/36, CMO	1,403,547
751	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (a)(d)	783,998
378	GMAC Mortgage Corp. Loan Trust, 3.078%, 11/19/35, CMO, FRN	277,117
5,979	Granite Master Issuer PLC, 0.42%, 12/20/54, CMO, FRN	5,746,306
22	Greenpoint Mortgage Funding Trust, 0.319%, 10/25/46, CMO, FRN	21,507
	GSR Mortgage Loan Trust, CMO, FRN,
1,428	2.653%, 9/25/35	1,392,235
303	2.776%, 9/25/34	241,568
184	2.936%, 4/25/35	141,751
	Harborview Mortgage Loan Trust, CMO, FRN,
4,599	0.43%, 2/19/46	2,846,280
3,643	0.46%, 5/19/35	2,316,201
320	0.49%, 1/19/38	107,947
267	0.49%, 9/19/46	37,867
€30,200	Holmes Master Issuer PLC, 2.157%, 10/15/54, CMO, FRN (a)(d)	40,165,936
	Homebanc Mortgage Trust, CMO, FRN,
$338	0.419%, 12/25/36	221,429
7,800	5.541%, 4/25/37	3,963,628
7,683	Indymac INDA Mortgage Loan Trust, 5.489%, 8/25/36, CMO, FRN	7,456,180
481	Indymac INDB Mortgage Loan Trust, 0.539%, 11/25/35, CMO, FRN	223,708
	Indymac Index Mortgage Loan Trust, CMO, FRN,
158	0.429%, 9/25/46	98,553
772	0.519%, 3/25/35	529,491
287	4.157%, 6/25/35	221,688
3,759	4.846%, 9/25/35	665,349
2,891	5.00%, 8/25/35	2,119,576
4,406	5.004%, 6/25/36	3,521,902
2,583	5.058%, 10/25/35	1,963,115
10,530	JPMorgan Alternative Loan Trust, 0.739%, 6/27/37, CMO, FRN (a)(d)	7,678,472
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
19,117	0.615%, 7/15/19, FRN (a)(d)	18,914,979

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	41

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$28,012	2.749%, 11/15/43 (a)(d)	$29,022,209

7,500	3.341%, 7/15/46 (a)(d)	7,897,515
2,300	4.106%, 7/15/46 (a)(d)	2,501,670
600	5.336%, 5/15/47	663,449
	JPMorgan Mortgage Trust, CMO, FRN,
1,235	2.848%, 9/25/34	1,252,559
2,075	2.85%, 7/25/35	2,018,310
224	4.844%, 4/25/35	216,764
349	5.341%, 11/25/35	326,796
	Luminent Mortgage Trust, CMO, FRN,
1,758	0.409%, 12/25/36	1,024,734
613	0.439%, 10/25/46	396,466
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
309	0.479%, 5/25/37	145,041
29	2.718%, 11/21/34	29,417
	MASTR Reperforming Loan Trust, CMO (a)(d),
2,361	7.00%, 5/25/35	2,266,637
3,587	7.50%, 7/25/35	3,636,839
2,071	8.00%, 7/25/35	2,151,193
197	Mellon Residential Funding Corp., 2.61%, 10/20/29, CMO, FRN	196,124
1,004	Merrill Lynch Alternative Note Asset, 0.539%, 3/25/37, CMO, FRN	378,369
2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	6.165%, 8/12/49, CMO, VRN	2,230,045
	MLCC Mortgage Investors, Inc., CMO, FRN,
272	1.801%, 7/25/29	259,045
1,125	1.996%, 10/25/35	1,029,507
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	43,261,572
1,100	5.692%, 4/15/49, VRN	1,210,392
28,450	5.731%, 7/12/44, VRN	32,528,791
276	Morgan Stanley Dean Witter Capital I, 1.946%, 3/25/33, CMO, FRN	241,490
4,580	NCUA Guaranteed Notes, 0.691%, 10/7/20, CMO, FRN	4,588,361
	Nomura Asset Acceptance Corp., CMO,
2,142	5.352%, 2/25/36, FRN	1,379,649
1,067	7.50%, 3/25/34 (a)(d)	1,138,876
136	Opteum Mortgage Acceptance Corp., 0.499%, 7/25/35, CMO, FRN	130,570
	Residential Accredit Loans, Inc., CMO, FRN,
976	0.489%, 8/25/37	611,974
391	0.539%, 8/25/35	244,145
307	0.639%, 10/25/45	175,974
292	5.714%, 2/25/36	143,943

42	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Residential Funding Mortgage Securities I, CMO,

$2,278	3.503%, 3/25/35, FRN	$1,528,259
978	6.00%, 9/25/36	829,239
402	Sovereign Commercial Mortgage Securities Trust,
	6.009%, 7/22/30, CMO, VRN (a)(d)	411,810
	Structured Adjustable Rate Mortgage Loan Trust, CMO, FRN,
1,007	0.729%, 6/25/34	763,359
1,109	1.569%, 5/25/35	627,584
21	2.591%, 1/25/36	17,976
155	2.848%, 10/25/34	128,235
7,825	4.814%, 9/25/36	4,237,922
7,900	5.116%, 5/25/36	6,061,307
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
402	0.369%, 3/25/37	233,911
12,051	0.419%, 6/25/36	5,762,247
154	0.429%, 6/25/36	100,733
1,242	0.429%, 7/25/46	710,103
8,453	0.459%, 5/25/36	4,273,614
1,492	0.459%, 5/25/46	594,648
314	0.499%, 5/25/46	26,613
1,030	0.59%, 3/19/34	698,232
1,223	0.98%, 12/19/33	1,119,421
	Structured Asset Securities Corp., CMO, FRN,
4	2.196%, 5/25/32	3,849
249	2.634%, 2/25/34	225,717
313	Wachovia Mortgage Loan Trust LLC, 5.231%, 10/20/35, CMO, FRN	294,801
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
23	0.509%, 12/25/45	18,791
734	0.559%, 1/25/45	619,104
621	0.62%, 11/25/34	515,375
3,349	0.64%, 10/25/44	2,632,838
552	0.649%, 11/25/45	342,226
1,709	0.74%, 11/25/34	1,280,784
480	0.909%, 6/25/47	151,710
68	1.358%, 11/25/42	59,138
14,636	2.459%, 9/25/33	14,780,500
1,308	2.485%, 8/25/33	1,307,750
610	2.706%, 11/25/46	467,369
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
621	0.739%, 7/25/37, FRN	490,964
1,991	2.619%, 1/25/35, FRN	1,794,980

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	43

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
	$3,176	2.628%, 3/25/36, VRN	$2,802,141

	10,876	2.629%, 6/25/35, FRN	10,825,654
	648	2.736%, 8/25/34, FRN	667,511
	849	6.00%, 6/25/37	775,474

		Total Mortgage-Backed Securities (cost–$491,473,770)	487,691,127

	U.S. TREASURY OBLIGATIONS–5.9%
		U.S. Treasury Notes,
	219,800	1.375%, 2/28/19	221,259,692
	900	2.00%, 11/15/21	909,352
	5,300	2.00%, 2/15/22	5,337,264

		Total U.S. Treasury Obligations (cost–$225,234,761)	227,506,308

	SOVEREIGN DEBT OBLIGATIONS–4.5%
		Australia–1.3%
AUD	27,000	Australia Government Bond, 4.00%, 8/20/20, Ser. 20-CI (i)	52,755,721

		Canada–1.2%
CAD	44,600	Canada Housing Trust No. 1, 2.45%, 12/15/15 (a)(d)	46,208,106

		China–0.2%
		Export-Import Bank of China,
	$3,350	4.875%, 7/21/15	3,658,485
	4,050	4.875%, 7/21/15 (a)(d)	4,422,944

			8,081,429

		Korea (Republic of)–0.6%
	21,900	Export-Import Bank of Korea, 5.125%, 6/29/20	23,910,157

		Mexico–0.4%
	12,000	Mexico Government International Bond, 6.05%, 1/11/40	15,030,000

		Qatar–0.8%
		Qatar Government International Bond,
	3,900	4.00%, 1/20/15 (a)(d)	4,130,100
	7,900	5.25%, 1/20/20 (a)(d)	8,878,020
	4,600	6.40%, 1/20/40 (a)(d)	5,525,750
	9,500	6.55%, 4/9/19	11,459,850

			29,993,720

		Total Sovereign Debt Obligations (cost–$164,059,810)	175,979,133

	ASSET-BACKED SECURITIES–0.9%
	856	Aames Mortgage Investment Trust, 1.039%, 10/25/35, FRN	845,430

44	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$278	Access Group, Inc., 1.766%, 10/27/25, FRN	$278,462

54	Amortizing Residential Collateral Trust, 0.779%, 6/25/32, FRN	44,542
824	Bayview Financial Asset Trust, 0.639%, 12/25/39, FRN (a)(d)(g)	603,493
	Bear Stearns Asset-Backed Securities Trust, FRN,
256	0.319%, 10/25/36	234,485
2,526	0.829%, 6/25/43	2,199,621
48	Cendant Mortgage Corp., 5.982%, 7/25/43, VRN (a)(d)	48,230
	Conseco Financial Corp.,
3,354	6.18%, 4/1/30	3,454,984
2,420	6.81%, 12/1/28, VRN	2,592,581
817	6.87%, 4/1/30, VRN	859,464
1,000	7.06%, 2/1/31, VRN	917,171
284	7.40%, 6/15/27	300,547
247	7.55%, 1/15/29, VRN	268,236
	Countrywide Asset-Backed Certificates, FRN,
80	0.339%, 9/25/47	79,318
145	0.709%, 11/25/33 (a)(d)	137,850
920	0.719%, 12/25/31	495,925
727	Credit-Based Asset Servicing and Securitization LLC,
	1.139%, 11/25/33, FRN	609,959
100	Delta Funding Home Equity Loan Trust, 0.882%, 8/15/30, FRN	66,180
1,000	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	1,028,490
30	EMC Mortgage Loan Trust, 0.609%, 5/25/40, FRN (a)(d)	25,562
3,185	First Franklin Mortgage Loan Asset-Backed Certificates,
	0.639%, 4/25/35, FRN	3,087,340
6	First Plus Home Loan Trust, 7.32%, 11/10/23 (g)	425
28	Fremont Home Loan Owner Trust, 1.029%, 12/25/29, FRN	17,957
	Lehman XS Trust, FRN,
2,256	0.389%, 4/25/37	1,262,481
151	0.469%, 8/25/46	13,211
476	0.479%, 11/25/46	75,693
1,162	Long Beach Mortgage Loan Trust, 1.664%, 3/25/32, FRN	752,603
263	Madison Avenue Manufactured Housing Contract, 1.689%, 3/25/32, FRN	259,713
1,391	Mesa Trust Asset-Backed Certificates, 1.039%, 12/25/31, FRN (a)(d)	999,044
1,236	Mid-State Trust, 6.005%, 8/15/37	1,286,596
	Morgan Stanley Mortgage Loan Trust, FRN,
289	0.469%, 2/25/37	118,591
481	0.599%, 4/25/37	182,260
200	RAAC Series, 0.639%, 6/25/47, FRN	94,425
	Residential Asset Mortgage Products, Inc.,
2,873	5.634%, 1/25/34	2,636,853

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	45

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$1,993	5.644%, 7/25/34	$1,423,467

	Residential Asset Securities Corp.,
2,555	0.669%, 3/25/35, FRN	1,615,293
159	7.14%, 4/25/32, VRN	7,650
538	SACO I, Inc., 0.999%, 11/25/35, FRN	485,183
2	Saxon Asset Securities Trust, 0.759%, 8/25/32, FRN	2,149
	South Carolina Student Loan Corp., FRN,
1,861	1.038%, 3/1/18	1,860,041
3,600	1.238%, 3/2/20	3,561,696
600	1.488%, 9/3/24	592,026

	Total Asset-Backed Securities (cost–$39,829,605)	35,425,227

Shares
COMMON STOCK–0.0%
	Insurance–0.0%
11,402	American International Group, Inc. (k) (cost–$331,570)	388,010

Principal Amount (000s)
SHORT-TERM INVESTMENTS–22.8%
	U.S. Treasury Obligations (j)(m)–3.1%
$118,766	U.S. Treasury Bills, 0.041%-0.203%, 5/17/12-4/4/13 (cost–$118,702,831)	118,710,132

	Corporate Notes–2.4%

	Banking–0.6%
	American Express Bank FSB,
1,700	5.50%, 4/16/13	1,775,608
22,550	5.55%, 10/17/12	23,057,352

		24,832,960

	Drugs & Medical Products–0.1%
5,000	AstraZeneca PLC, 5.40%, 9/15/12	5,092,100

	Financial Services–1.7%
	Citigroup, Inc.,
6,600	5.30%, 10/17/12	6,731,082
40,500	5.50%, 4/11/13	41,915,070
7,689	Countrywide Financial Corp., 5.80%, 6/7/12	7,723,585
€800	Goldman Sachs Group, Inc., 1.015%, 2/4/13, FRN	1,052,178
$400	Merrill Lynch & Co., Inc., 6.05%, 8/15/12	405,823

46	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
€5,850	Morgan Stanley, 1.321%, 3/1/13, FRN	$7,652,961

		65,480,699

	Total Corporate Notes (cost–$92,357,215)	95,405,759

	Repurchase Agreements–17.3%
$49,800	Bank of America Corp., dated 4/30/12, 0.20%-0.21%, due 5/1/12, proceeds $49,800,286; collateralized by U.S. Treasury Notes, 0.875%, due 2/28/17-4/30/17, valued at $50,809,697 including accrued interest	49,800,000
5,000	Barclays Capital, Inc., dated 4/30/12, 0.21%, due 5/1/12, proceeds $5,000,029; collateralized by Ginnie Mae, 5.00%, due 6/20/40, valued at $5,163,559 including accrued interest	5,000,000
78,400	BNP Paribas Securities Co., dated 4/30/12, 0.20%-0.23%, due 5/1/12, proceeds $78,400,465; collateralized by Freddie Mac, 3.50%, due 4/1/42, valued at $29,385,906 and U.S. Treasury Bonds, 3.75%-5.25%, due 11/15/28- 8/15/41, valued at $51,073,681 including accrued interest	78,400,000
5,500	Citigroup Global Markets, Inc., dated 4/30/12, 0.21%, due 5/1/12, proceeds $5,500,032; collateralized by Federal Home Loan Bank, 1.00%, due 2/13/17, valued at $5,656,140 including accrued interest	5,500,000
95,900	Deutsche Bank Securities, Inc., dated 4/30/12, 0.18%, due 5/1/12, proceeds $95,900,480; collateralized by U.S. Treasury Bonds, 6.00%, due 2/15/26, valued at $98,083,763 including accrued interest	95,900,000
4,100	Goldman Sachs & Co., dated 4/30/12, 0.21%, due 5/1/12, proceeds $4,100,024; collateralized by Fannie Mae, 4.50%, due 8/1/41, valued at $4,216,731 including accrued interest	4,100,000
5,000	JPMorgan Securities, Inc., dated 4/30/12, 0.22%, due 5/1/12, proceeds $5,000,031; collateralized by Fannie Mae, 1.00%, due 12/5/14, valued at $5,107,477 including accrued interest	5,000,000
23,200	Morgan Stanley & Co., dated 4/30/12, 0.20%, due 5/1/12, proceeds $23,200,129; collateralized by U.S. Treasury Bonds, 3.75%-4.25%, due 11/15/40-8/15/41, valued at $12,354,937 and U.S. Treasury Notes, 2.375%, due 9/30/14, valued at $11,322,907 including accrued interest	23,200,000
200,000	RBC Capital Markets, dated 4/30/12, 0.20%, due 5/1/12, proceeds $200,001,111; collateralized by U.S. Treasury Notes, 0.375%, due 4/15/15, valued at $203,974,006 including accrued interest	200,000,000
3,607	State Street Bank & Trust Co., dated 4/30/12, 0.01%, due 5/1/12, proceeds $3,607,001; collateralized by U.S. Treasury Bills, 0.162%, due 4/4/13, valued at $3,679,473 including accrued interest	3,607,000
50,000	Toronto Dominion Securities, Inc., dated 4/30/12, 0.20%, due 5/1/12, proceeds $50,000,278; collateralized by U.S. Treasury Notes, 2.00%, due 11/15/21, valued at $51,441,885 including accrued interest	50,000,000

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	47

Fixed Income SHares: Series M Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
$150,000	UBS Securities LLC, dated 4/30/12, 0.21%, due 5/1/12, proceeds $150,000,875; collateralized by U.S. Treasury Notes, 1.25%, due 10/31/15, valued at $153,121,694 including accrued interest		$150,000,000

	Total Repurchase Agreements (cost–$670,507,000)		670,507,000

	Total Short-Term Investments (cost–$881,567,046)		884,622,891

Notional Amount (000s)
OPTIONS PURCHASED (k)–0.0%
	Put Options–0.0%
$5,100	20-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 3.27%, expires 9/24/12		93,554
$30,400	30-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 3.27%, expires 9/24/12		557,658

	Total Options Purchased (cost–$1,884,319)		651,212

	Total Investments, before options written (cost–$5,044,720,105)–135.8%		5,265,602,330

OPTIONS WRITTEN (k)–(0.1)%
	Call Options–(0.1)%
$220,800	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 0.80%, expires 10/11/12		(624,113)
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$254,100	strike rate 0.92%, expires 11/14/12		(1,642,655)
$384,900	strike rate 1.06%, expires 10/11/12		(3,531,496)

			(5,798,264)

	Put Options–(0.0)%
$220,800	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 0.80%, expires 10/11/12		(53,323)
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$254,100	strike rate 0.92%, expires 11/14/12		(216,747)
$384,900	strike rate 1.06%, expires 10/11/12		(162,967)
$158,700	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 2.00%, expires 9/24/12		(175,570)

			(608,607)

	Total Options Written (premiums received–$1,871,134)		(6,406,871)

	Total Investments, net of options written (cost–$5,042,848,971)	135.7%	5,259,195,459
	Other liabilities in excess of other assets	(35.7)	(1,382,664,127)

	Net Assets	100.0%	$3,876,531,332

48	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series R Schedule of Investments

April 30, 2012 (unaudited)

Principal Amount (000s)		Value
U.S. TREASURY OBLIGATIONS–94.5%

	U.S. Treasury Inflation Indexed Bonds (i)–51.3%
$31,429	0.125%, 1/15/22 (j)	$32,874,975
14,909	0.75%, 2/15/42	14,947,808
39,877	1.75%, 1/15/28 (e)(j)	49,144,987
52,072	2.00%, 1/15/26 (e)	65,696,033
4,574	2.125%, 2/15/41	6,287,602
28,657	2.375%, 1/15/25	37,396,844
7,167	2.375%, 1/15/27	9,477,983
47,325	2.50%, 1/15/29 (e)(j)	64,509,602

		280,335,834

	U.S. Treasury Inflation Indexed Notes (i)–43.2%
1,509	1.125%, 1/15/21	1,730,570
1,075	1.25%, 4/15/14	1,134,412
131,010	1.25%, 7/15/20 (e)(j)	152,329,692
316	1.375%, 1/15/20	368,761
13,232	1.625%, 1/15/15	14,383,140
37,820	2.00%, 1/15/14 (j)	40,166,279
21,527	2.625%, 7/15/17	26,070,833

		236,183,687

	Total U.S. Treasury Obligations (cost–$502,991,470)	516,519,521

CORPORATE BONDS & NOTES–15.8%
	Airlines–0.9%
5,000	Continental Airlines, Inc., 6.75%, 9/15/15 (a)(d)	5,143,750

	Banking–1.2%
	Santander UK PLC, FRN,
€2,500	1.018%, 10/10/17	2,622,383
€3,500	1.306%, 8/28/17 (a)(b)(l) (acquisition cost–$4,553,462; purchased 3/31/11)	3,718,365

		6,340,748

	Chemicals–0.2%
$1,000	RPM International, Inc., 6.50%, 2/15/18	1,156,281

	Financial Services–6.1%
	Ally Financial, Inc., FRN,
700	2.688%, 12/1/14	664,535
3,200	3.71%, 2/11/14	3,169,696
1,000	CIT Group, Inc., 5.25%, 4/1/14 (a)(d)	1,035,000
2,900	Citigroup, Inc., 2.51%, 8/13/13, FRN	2,916,452

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	49

Fixed Income SHares: Series R Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Financial Services (continued)

$1,800	Credit Agricole Home Loan SFH, 1.216%, 7/21/14, FRN (a)(d)	$1,766,194
4,200	FUEL Trust, 3.984%, 12/15/22 (a)(d)	4,354,304
€2,800	Goldman Sachs Group, Inc., 1.07%, 1/30/17, FRN	3,249,026
$500	International Lease Finance Corp., 6.50%, 9/1/14 (a)(d)	533,750
3,300	JPMorgan Chase & Co., 1.224%, 5/2/14, FRN	3,305,858
€400	Merrill Lynch & Co., Inc., 1.187%, 7/22/14, FRN	503,599
$500	Morgan Stanley, 0.916%, 10/18/16, FRN	429,538
4,200	Royal Bank of Scotland PLC, 2.913%, 8/23/13, FRN	4,199,441
	SLM Corp.,
590	4.925%, 3/17/14, FRN	591,156
500	5.05%, 11/14/14	512,560
6,100	Stone Street Trust, 5.902%, 12/15/15 (a)(d)	6,154,180

		33,385,289

	Food & Beverage–0.3%
1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(d)	1,658,556

	Insurance–2.4%
2,445	American International Group, Inc.,
	8.175%, 5/15/68, (converts to FRN on 5/15/38)	2,625,319
3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	3,990,774
€5,000	New York Life Global Funding, 0.973%, 12/20/13, FRN	6,530,244

		13,146,337

	Metals & Mining–0.8%
$4,000	Gerdau Trade, Inc., 5.75%, 1/30/21 (a)(d)	4,256,000

	Multi-Media–1.8%
4,400	CSC Holdings LLC, 8.50%, 6/15/15	4,620,000
5,000	DISH DBS Corp., 6.625%, 10/1/14	5,450,000

		10,070,000

	Oil & Gas–1.9%
1,200	DCP Midstream Operating L.P., 3.25%, 10/1/15	1,213,410
4,300	EOG Resources, Inc., 1.216%, 2/3/14, FRN	4,330,164
200	Gaz Capital S.A. for Gazprom, 8.146%, 4/11/18 (a)(d)	236,970
1,568	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)	1,677,760
600	Petroleos Mexicanos, 5.50%, 1/21/21	670,800
2,100	Transocean, Inc., 4.95%, 11/15/15	2,259,445

		10,388,549

	Real Estate Investment Trust–0.1%
700	Ventas Realty L.P., 3.125%, 11/30/15	721,235

50	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series R Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
		Utilities–0.1%

	$200	AES Corp., 7.375%, 7/1/21 (a)(d)	$223,500

		Total Corporate Bonds & Notes (cost–$84,243,183)	86,490,245

	MORTGAGE-BACKED SECURITIES–7.7%
		Arran Residential Mortgages Funding PLC, CMO, FRN (a)(d),
	€168	2.251%, 5/16/47	222,565
	€7,600	2.491%, 11/19/47	10,108,205
	$4,052	Banc of America Large Loan, Inc., 1.991%, 11/15/15, CMO, FRN (a)(d)	3,803,960
		Banc of America Merrill Lynch Commercial Mortgage, Inc., CMO,
	65	0.411%, 6/10/49, FRN (a)(d)	64,952
	65	5.837%, 6/10/49, VRN	65,507
		Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
	35	2.22%, 8/25/35	34,284
	62	2.25%, 8/25/35	57,435
	105	2.57%, 3/25/35	102,011
	31	3.078%, 3/25/35	30,553
		Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
	43	2.23%, 9/25/35	39,975
	72	2.45%, 9/25/35	63,661
	900	5.46%, 9/25/37	564,371
	262	Citigroup/Deutsche Bank Commercial Mortgage Trust,
		5.205%, 12/11/49, CMO	264,573
	5,333	Commercial Mortgage Pass Through Certificates,
		3.156%, 7/10/46, CMO (a)(d)	5,591,015
		Countrywide Alternative Loan Trust, CMO, FRN,
	2,486	0.435%, 12/20/46	1,322,795
	621	1.158%, 2/25/36	422,364
		Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
	29	0.579%, 6/25/35, (a)(d)	25,200
	1,076	2.655%, 4/20/35	1,033,839
	£1,061	Granite Mortgages PLC, 1.356%, 3/20/44, CMO, FRN	1,664,148
	$143	GSR Mortgage Loan Trust, 2.653%, 9/25/35, CMO, FRN	139,224
	965	MLCC Mortgage Investors, Inc., 1.996%, 10/25/35, CMO, FRN	882,435
		NCUA Guaranteed Notes, CMO,
	5,554	0.611%, 11/6/17, FRN	5,554,925
	7,692	2.65%, 10/29/20	8,071,418
	403	Residential Accredit Loans, Inc., 0.419%, 6/25/46, CMO, FRN	152,372
AUD	1,088	Swan Trust, 5.423%, 4/25/41, CMO, FRN	1,126,680
	$500	Wachovia Bank Commercial Mortgage Trust, 5.088%, 8/15/41, CMO, VRN	538,982

		Total Mortgage-Backed Securities (cost–$42,377,987)	41,947,449

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	51

Fixed Income SHares: Series R Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)			Value
	SOVEREIGN DEBT OBLIGATIONS–7.2%

		Australia–4.1%
		Australia Government Bond (i),
AUD	1,200	2.50%, 9/20/30, Ser. 30-Cl	$1,551,175
AUD	5,700	3.00%, 9/20/25, Ser. 25-CI	7,809,461
AUD	4,600	4.00%, 8/20/20, Ser. 20-CI	8,988,012
AUD	3,400	New South Wales Treasury Corp., 2.75%, 11/20/25, Ser. 3I-B1 (i)	4,296,189

			22,644,837

		Canada–1.4%
		Canadian Government Bond,
CAD	1,400	2.75%, 9/1/16	1,486,352
CAD	4,376	4.25%, 12/1/21, Ser. L-256 (i)	6,238,399

			7,724,751

		Ireland–0.3%
	$1,400	VEB Finance PLC for Vnesheconombank, 5.45%, 11/22/17 (a)(d)	1,471,204

		Mexico–0.4%
MXN	26,034	Mexican Udibonos, 2.50%, 12/10/20	2,030,176

		United Kingdom–1.0%
	£2,566	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22, Ser. 3-MO (i)	5,286,702

		Total Sovereign Debt Obligations (cost–$33,945,788)	39,157,670

	ASSET-BACKED SECURITIES–3.0%
	$1,065	AMMC CDO, 0.709%, 8/8/17, FRN (a)(d)	1,035,833
	655	ARES CLO Ltd., 0.701%, 3/12/18, FRN (a)(d)	639,474
	358	Bear Stearns Asset-Backed Securities Trust, 1.239%, 10/25/37, FRN	230,002
	5,000	Citibank Omni Master Trust, 2.34%, 5/16/16, FRN (a)(d)	5,004,040
	439	Citigroup Mortgage Loan Trust, Inc., 0.319%, 1/25/37, FRN	195,000
	485	Duane Street CLO, 0.773%, 11/8/17, FRN (a)(d)	475,265
CAD	840	Ford Auto Securitization Trust, 1.926%, 6/15/13 (a)(d)	851,595
	€147	Harvest CLO S.A., 1.587%, 3/29/17, FRN	188,784
	$504	JPMorgan Mortgage Acquisition Corp., 0.729%, 7/25/35, FRN	475,185
	1,119	Katonah Ltd., 0.794%, 9/20/16, FRN (a)(d)	1,099,806
	€744	Magi Funding PLC, 1.314%, 4/11/21, FRN (a)(d)	933,035
	€188	Magnolia Funding Ltd., 3.00%, 4/20/17 (a)(d)(g)	250,146
	$243	Massachusetts Educational Financing Auth., 1.416%, 4/25/38, FRN	242,544
	3,701	Navigare Funding CLO Ltd., 0.753%, 5/20/19, FRN (a)(d)	3,640,761
	431	Park Place Securities, Inc., 0.659%, 6/25/35, FRN	382,538
	474	Saxon Asset Securities Trust, 4.034%, 6/25/33	434,034
	€227	Wood Street CLO BV, 1.347%, 3/29/21, FRN (a)(d)	285,163

		Total Asset-Backed Securities (cost–$16,572,448)	16,363,205

52	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series R Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
SENIOR LOANS (a)(c)–1.5%

	Energy–0.4%
$1,985	NRG Energy, Inc., 4.00%, 7/1/18, Term B	$1,991,668

	Multi-Media–0.8%
€3,300	Kabel Deutschland GmbH, 4.402%, 12/31/16, Term D	4,394,005

	Telecommunications–0.2%
$693	Intelsat Jackson Holdings S.A., 5.25%, 4/2/18, Term B	697,620
443	Vodafone, 6.875%, 8/17/15	451,318

		1,148,938

	Utilities–0.1%
495	AES Corp., 4.25%, 5/27/18	497,217

	Total Senior Loans (cost–$8,390,119)	8,031,828

U.S. GOVERNMENT AGENCY SECURITIES–0.9%
	Fannie Mae–0.1%
633	0.684%, 2/25/37, CMO, FRN	633,817
13	1.369%, 10/1/44, FRN, MBS	12,901

		646,718

	Freddie Mac–0.1%
161	2.264%, 9/1/36, FRN, MBS	170,896
169	2.405%, 7/1/36, FRN, MBS	180,060

		350,956

	SLM Student Loan Trust–0.7%
3,806	0.866%, 7/27/20, ABS, FRN (a)(d)	3,814,964
304	2.16%, 8/15/16, ABS, FRN (a)(d)	305,389

		4,120,353

	Total U.S. Government Agency Securities (cost–$5,080,670)	5,118,027

MUNICIPAL BONDS–0.0%
	West Virginia–0.0%
100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost–$94,124)	74,667

SHORT-TERM INVESTMENTS–5.3%
	Corporate Notes–3.9%

	Financial Services–3.3%
3,400	Ally Financial, Inc., 6.625%, 5/15/12	3,406,375
£4,800	Bank of America Corp., 1.141%, 6/11/12, FRN	7,790,051
$4,500	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	4,571,874

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	53

Fixed Income SHares: Series R Schedule of Investments

April 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Financial Services (continued)

€700	Goldman Sachs Group, Inc., 5.375%, 2/15/13	$950,573
$1,800	Morgan Stanley, 1.446%, 4/29/13, FRN	1,776,881

		18,495,754

	Hotels/Gaming–0.6%
2,900	Starwood Hotels & Resorts Worldwide, Inc., 6.25%, 2/15/13	3,019,625

	Total Corporate Notes (cost–$20,949,891)	21,515,379

	U.S. Treasury Obligations (j)(m)–0.4%
	U.S. Treasury Bills,
2,279	0.124%-0.201%, 8/30/12-3/7/13 (cost–$2,277,217)	2,277,302

	Repurchase Agreements–1.0%
2,300	Deutsche Bank Securities, Inc., dated 4/30/12, 0.18%, due 5/1/12, proceeds $2,300,012; collateralized by U.S. Treasury Notes, 1.50%, due 12/31/13, valued at $2,347,050 including accrued interest	2,300,000
2,842	State Street Bank & Trust Co., dated 4/30/12, 0.01%, due 5/1/12, proceeds $2,842,001; collateralized by U.S. Treasury Bills, 0.162%, due 4/4/13, valued at $2,900,643 including accrued interest	2,842,000

	Total Repurchase Agreements (cost–$5,142,000)	5,142,000

	Total Short-Term Investments (cost–$28,369,108)	28,934,681

Notional Amount (000s)
OPTIONS PURCHASED (k)–0.0%
	Put Options–0.0%
$7,000	30-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 3.88%, expires 4/14/14 (cost–$355,950)	311,681

	Total Investments, before options written (cost–$722,420,847)–135.9%	742,948,974

OPTIONS WRITTEN (k)–(0.4)%
	Call Options–(0.2)%
$14,500	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 0.80%, expires 10/11/12	(40,986)
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$13,900	strike rate 0.92%, expires 11/14/12	(89,858)
$8,900	strike rate 1.06%, expires 10/11/12	(81,658)

54	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Fixed Income SHares: Series R Schedule of Investments

April 30, 2012 (unaudited) (continued)

Notional Amount (000s)			Value
	Call Options (continued)

	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$18,800	strike rate 1.50%, expires 9/24/12		$(296,611)
$36,700	strike rate 1.70%, expires 3/18/13		(740,496)

			(1,249,609)

	Put Options–(0.2)%
$14,500	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 0.80%, expires 10/11/12		(3,502)
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$13,900	strike rate 0.92%, expires 11/14/12		(11,857)
$8,900	strike rate 1.06%, expires 10/11/12		(3,768)
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$18,800	strike rate 1.50%, expires 9/24/12		(74,010)
$36,700	strike rate 1.70%, expires 3/18/13		(315,319)
$29,500	strike rate 2.85%, expires 4/14/14		(296,183)
$3,300	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 10.00%, expires 7/10/12		—
	Inflation Floor CPURNSA Index (OTC) Exercise Index=Maximum of ((1+0.00%)^10-(Index Final/Index Initial)) or $0,
$5,600	strike price $0.001, expires 3/12/20		(7,213)
$32,200	strike price $0.001, expires 4/7/20		(43,558)
$1,500	strike price $0.001, expires 9/29/20		(2,235)
$1,500	Inflation Floor CPURNSA Index (OTC) Exercise Index=Maximum of (0.00%-(Index Final/Index Initial-1)) or $0, strike price $0.001, expires 3/10/20		(3,487)

			(761,132)

	Total Options Written (premiums received–$2,283,435)		(2,010,741)

	Total Investments, net of options written (cost–$720,137,412)	135.5%	740,938,233
	Other liabilities in excess of other assets	(35.5)	(194,249,899)

	Net Assets	100.0%	$546,688,334

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	55

Allianz Global Investors Managed Accounts Trust Notes to Schedules of Investments

April 30, 2012 (unaudited)

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $548,094,046, representing 14.0% of net assets in Series C; securities with an aggregate value of $475,958,234, representing 12.3% of net assets in Series M; securities with an aggregate value of $78,412,729, representing 14.3% of net assets in Series R.
(b)	Illiquid.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolios are ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2012.
(d)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Delayed-delivery. To be delivered after April 30, 2012.
(f)	In default.
(g)	Fair-Valued–Security with a value of $39,662, representing less than 0.005% of net assets in Series C; securities with an aggregate value of $603,918, representing less than 0.02% of net assets in Series M; security with a value of $250,146, representing less than 0.05% of net assets in Series R. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(h)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.
(i)	Inflationary Bonds–Principal amount of security is adjusted for inflation/deflation.
(j)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and/or delayed-delivery securities.
(k)	Non-income producing.
(l)	Restricted. The aggregate acquisition cost of such securities is $10,756,611 and $4,553,462 in Series C and Series R, respectively. The aggregate market value is $8,428,370 and $3,718,365, representing 0.2% and 0.7% of net assets in Series C and Series R, respectively.
(m)	Rates reflect the effective yields at purchase date.

Glossary:

ABS – Asset-Backed Securities

AUD – Australian Dollar

BRL – Brazilian Real

£ – British Pound

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange

CMO – Collateralized Mortgage Obligation

CP – Certificates of Participation

CPURNSA – Consumer Price All Urban Non-Seasonally Adjusted Index

€ – Euro

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2012.

GO – General Obligation Bond

LIBOR – London Inter-Bank Offered Rate

MBIA – insured by Municipal Bond Investors Assurance

MBS – Mortgage-Backed Securities

MXN – Mexican Dollar

OTC – Over-the-Counter

RMBS – Residential Mortgage-Backed Securities

TBA – To Be Announced

VRN – Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2012.

56	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12	See Accompanying Notes to Financial Statements

Allianz Global Investors Managed Accounts Trust Statements of Assets and Liabilities

April 30, 2012 (unaudited)

	Series C	Series M	Series R
Assets:
Investments, at value (cost–$3,710,045,318, $4,374,213,105, $717,278,847, respectively)	$3,971,464,117	$4,595,095,330	$737,806,974
Repurchase agreements, at cost and value	63,785,000	670,507,000	5,142,000
Cash (including foreign currency with a value and cost of $4,181,532 and $4,137,345, $2,759,178 and $2,724,431, $506,329 and $501,818, respectively)	4,187,075	3,084,627	510,100
Receivable for investments sold	59,567,836	19,498,360	91,737,427
Interest and dividend receivable	47,082,351	29,161,111	3,842,289
Unrealized appreciation of OTC swaps	29,377,626	9,421,517	991,333
Unrealized appreciation of forward foreign currency contracts	23,653,750	6,037,488	475,692
Swap premiums paid	8,924,666	567,432	1,419,575
Receivable for variation margin on centrally cleared swaps	5,805,219	—	—
Receivable for shares of beneficial interest sold	4,924,914	4,954,995	1,559,743
Receivable for variation margin on futures contracts	822,375	307,950	13,848
Deposits with brokers for futures contracts collateral	5,000	—	—
Receivable for principal paydown	225	219,802	510
Receivable from broker	—	106,736	2,760
Other assets	17,040	17,040	—
Total Assets	4,219,617,194	5,338,979,388	843,502,251

Liabilities:
Payable for investments purchased	206,480,469	1,411,097,383	288,276,782
Payable to brokers for cash collateral received	48,789,000	20,765,000	1,555,000
Dividends payable	13,865,920	12,060,180	1,841,995
Options written, at value (premiums received–$27,793,173, $1,871,134 and $2,283,435, respectively)	8,593,113	6,406,871	2,010,741
Unrealized depreciation of forward foreign currency contracts	7,381,829	6,477,523	2,241,643
Swap premiums received	6,041,462	25,162	183,605
Payable for shares of beneficial interest redeemed	3,517,002	3,376,771	175,121
Unrealized depreciation of OTC swaps	3,030,981	2,004,064	490,886
Payable for variation margin on centrally cleared swaps	615,000	234,525	15,592
Payable to broker	221,016	—	—
Interest payable for cash collateral received	2,671	577	51
Payable for variation margin on futures contracts	—	—	22,501
Total Liabilities	298,538,463	1,462,448,056	296,813,917
Net Assets	$3,921,078,731	$3,876,531,332	$546,688,334

Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$296,638	$358,594	$47,912
Paid-in-capital in excess of par	3,554,812,180	3,752,386,939	513,678,263
Dividends in excess of net investment income	(29,319,374)	(11,871,828)	(1,733,710)
Accumulated net realized gain (loss)	44,204,525	(92,375,217)	15,166,871
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	351,084,762	228,032,844	19,528,998
Net Assets	$3,921,078,731	$3,876,531,332	$546,688,334
Shares Outstanding	296,638,264	358,593,670	47,911,641
Net Asset Value, Offering Price and Redemption Price Per Share	$13.22	$10.81	$11.41

See Accompanying Notes to Financial Statements	4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	57

Allianz Global Investors Managed Accounts Trust Statements of Operations

Six Months ended April 30, 2012 (unaudited)

	Series C	Series M	Series R
Investment Income:
Interest	$95,856,291	$75,542,871	$6,661,262
Facility and other fee income	661,312	—	195,285
Dividends	39,666	442,500	7,500
Total Investment Income	96,557,269	75,985,371	6,864,047

Expenses:
Interest expense	23,123	12,444	12,713
Net Investment Income	96,534,146	75,972,927	6,851,334

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	55,703,851	15,250,063	16,769,087
Futures contracts	17,720,465	75,565,595	3,349,819
Options written	16,036,150	3,561,131	1,545,200
Swaps	20,292,439	17,386,258	(55,517)
Foreign currency transactions	17,819,426	(5,623,789)	2,143,053
Net change in unrealized appreciation/depreciation of:
Investments	42,062,999	109,775,357	5,523,928
Futures contracts	(6,699,146)	(65,924,525)	(2,024,456)
Options written	(9,083,664)	312,028	(820,903)
Securities sold short	—	1,312	—
Swaps	(5,738,562)	(4,752,928)	(477,930)
Foreign currency transactions	11,511,239	4,132,401	1,233,283
Net realized and change in unrealized gain on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	159,625,197	149,682,903	27,185,564
Net Increase in Net Assets Resulting from Investment Operations	$256,159,343	$225,655,830	$34,036,898

58	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series C Statement of Changes in Net Assets

	Six Months ended April 30, 2012 (unaudited)	Year ended October 31, 2011
Investment Operations:
Net investment income	$96,534,146	$198,380,650
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	127,572,331	(33,732,696)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	32,052,866	(64,838,960)
Net increase in net assets resulting from investment operations	256,159,343	99,808,994

Dividends and Distributions to Shareholders from:
Net investment income	(104,513,557)	(320,651,187)
Net realized gains	—	(96,855,957)
Total dividends and distributions to shareholders	(104,513,557)	(417,507,144)

Common Share Transactions:
Net proceeds from the sale of shares	477,137,051	1,518,397,583
Cost of shares redeemed	(388,669,775)	(864,936,661)
Net increase in net assets from common share transactions	88,467,276	653,460,922
Total increase in net assets	240,113,062	335,762,772

Net Assets:
Beginning of period	3,680,965,669	3,345,202,897
End of period (including dividends in excess of net investment income of $(29,319,374) and $(21,339,963), respectively)	$3,921,078,731	$3,680,965,669

Common Shares Issued and Redeemed:
Issued	37,343,604	118,033,707
Redeemed	(30,302,558)	(66,586,013)
Net Increase	7,041,046	51,447,694

See Accompanying Notes to Financial Statements	4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	59

Fixed Income SHares: Series M Statement of Changes in Net Assets

	Six Months ended April 30, 2012 (unaudited)	Year ended October 31, 2011
Investment Operations:
Net investment income	$75,972,927	$159,702,686
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	106,139,258	(164,487,412)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	43,543,645	82,950,554
Net increase in net assets resulting from investment operations	225,655,830	78,165,828

Dividends and Distributions to Shareholders from:
Net investment income	(118,011,879)	(162,584,170)
Net realized gains	—	(38,973,429)
Total dividends and distributions to shareholders	(118,011,879)	(201,557,599)

Common Share Transactions:
Net proceeds from the sale of shares	492,234,172	1,298,452,638
Cost of shares redeemed	(367,178,740)	(882,633,410)
Net increase in net assets from common share transactions	125,055,432	415,819,228
Total increase in net assets	232,699,383	292,427,457

Net Assets:
Beginning of period	3,643,831,949	3,351,404,492
End of period (including undistributed (dividends in excess) of net investment income of $(11,871,828) and $30,167,124, respectively)	$3,876,531,332	$3,643,831,949

Common Shares Issued and Redeemed:
Issued	46,572,348	124,756,130
Redeemed	(34,702,376)	(84,414,439)
Net Increase	11,869,972	40,341,691

60	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series R Statement of Changes in Net Assets

	Six Months ended April 30, 2012 (unaudited)	Year ended October 31, 2011
Investment Operations:
Net investment income	$6,851,334	$15,074,157
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	23,751,642	42,244,052
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	3,433,922	(6,321,991)
Net increase in net assets resulting from investment operations	34,036,898	50,996,218

Dividends and Distributions to Shareholders from:
Net investment income	(11,672,505)	(15,962,648)
Net realized gains	(43,406,231)	(32,921,342)
Total dividends and distributions to shareholders	(55,078,736)	(48,883,990)

Common Share Transactions:
Net proceeds from the sale of shares	146,447,796	211,731,483
Cost of shares redeemed	(71,666,758)	(124,270,644)
Net increase in net assets from common share transactions	74,781,038	87,460,839
Total increase in net assets	53,739,200	89,573,067

Net Assets:
Beginning of period	492,949,134	403,376,067
End of period (including undistributed (dividends in excess of) net investment income of $(1,733,710) and $3,087,461, respectively)	$546,688,334	$492,949,134

Common Shares Issued and Redeemed:
Issued	12,998,149	19,181,599
Redeemed	(6,270,418)	(11,244,966)
Net Increase	6,727,731	7,936,633

See Accompanying Notes to Financial Statements	4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	61

Fixed Income SHares: Series C Financial Highlights

For a share outstanding throughout each period:

	Six Months ended April 30, 2012 (unaudited)		Year ended October 31,
			2011		2010		2009		2008	2007
Net asset value, beginning of period	$12.71		$14.05		$13.83		$11.50		$12.05	$11.78

Investment Operations:
Net investment income	0.33		0.78		0.75		0.83		0.76	0.63
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps, unfunded loan commitments and foreign currency transactions	0.54		(0.46)		1.93		3.86		(0.37)	0.44
Total from investment operations	0.87		0.32		2.68		4.69		0.39	1.07

Dividends and Distributions to Shareholders from:
Net investment income	(0.36)		(1.25)		(1.67)		(1.36)		(0.74)	(0.56)
Net realized gains	—		(0.41)		(0.79)		(1.00)		(0.20)	(0.24)
Total dividends and distributions to shareholders	(0.36)		(1.66)		(2.46)		(2.36)		(0.94)	(0.80)
Net asset value, end of period	$13.22		$12.71		$14.05		$13.83		$11.50	$12.05
Total Investment Return (1)	6.94%		2.75%		22.40%		45.84%		2.56%	9.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,921,079		$3,680,966		$3,345,203		$2,893,227		$2,006,494	$1,886,225
Ratio of operating expenses to average net assets (3)	0.00	%†(2)	0.00	%(2)	0.00	%(2)	0.00	%(2)	0.00%	0.00%
Ratio of net investment income to average net assets (3)	5.16	%†	5.72%		5.70%		6.71%		6.01%	5.60%
Portfolio turnover rate	45%		178%		164%		683%		873%	750%
†	Annualized.
(1)	The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total return for a period of less than one year is not annualized.
(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2012 and the years ended October 31, 2011, 2010 and 2009 would be less than 0.005%, less than 0.005%, less than 0.005% and 0.01%, respectively.
(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

62	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series M Financial Highlights

For a share outstanding throughout each period:

	Six Months ended April 30, 2012 (unaudited)	Year ended October 31,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.51	$10.94	$9.90	$8.36	$11.31	$11.38

Investment Operations:
Net investment income	0.22	0.48	0.47	1.19	1.35	0.66
Net realized and unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	0.42	(0.29)	1.25	1.62	(2.90)	(0.08)
Total from investment operations	0.64	0.19	1.72	2.81	(1.55)	0.58

Dividends and Distributions to Shareholders from:
Net investment income	(0.34)	(0.49)	(0.68)	(1.27)	(1.40)	(0.65)
Net realized gains	—	(0.13)	—	—	—	—
Total dividends and distributions to shareholders	(0.34)	(0.62)	(0.68)	(1.27)	(1.40)	(0.65)
Net asset value, end of period	$10.81	$10.51	$10.94	$9.90	$8.36	$11.31
Total Investment Return (1)	6.18%	1.95%	18.22%	36.99%	(16.53)%	5.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,876,531	$3,643,832	$3,351,404	$2,779,932	$1,710,260	$1,819,024
Ratio of operating expenses to average net assets (2)(3)	0.00%†	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets (3)	4.10%†	4.57%	4.67%	13.01%	11.82%	5.91%
Portfolio turnover rate	294%	514%	482%	916%	923%	837%
†	Annualized.
(1)	The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total return for a period of less than one year is not annualized.
(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2012 and the years ended October 31, 2011, 2010, 2009, 2008 and 2007 would be less than 0.005%, less than 0.005%, 0.01%, 1.78%, 7.63% and 1.26%, respectively.
(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series M, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

See Accompanying Notes to Financial Statements	4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	63

Fixed Income SHares: Series R Financial Highlights

For a share outstanding throughout each period:

	Six Months ended April 30, 2012 (unaudited)		Year ended October 31,
			2011		2010		2009		2008	2007
Net asset value, beginning of period	$11.97		$12.13		$10.83		$9.27		$10.21	$9.90

Investment Operations:
Net investment income	0.16		0.40		0.33		0.25		0.57	0.43
Net realized and unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	0.60		0.85		1.54		2.00		(0.91)	0.34
Total from investment operations	0.76		1.25		1.87		2.25		(0.34)	0.77

Dividends and Distributions to Shareholders from:
Net investment income	(0.27)		(0.43)		(0.52)		(0.29)		(0.60)	(0.46)
Net realized gains	(1.05)		(0.98)		(0.05)		(0.40)		—	—
Total dividends and distributions to shareholders	(1.32)		(1.41)		(0.57)		(0.69)		(0.60)	(0.46)
Net asset value, end of period	$11.41		$11.97		$12.13		$10.83		$9.27	$10.21
Total Investment Return (1)	6.92%		12.23%		17.94%		25.50%		(3.87)%	8.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$546,688		$492,949		$403,376		$287,966		$170,092	$123,018
Ratio of operating expenses to average net assets (3)	0.00	%†(2)	0.00	%(2)	0.00	%(2)	0.00	%(2)	0.00%	0.00%
Ratio of net investment income to average net assets (3)	2.72	%†	3.62%		2.90%		2.77%		5.39%	4.36%
Portfolio turnover rate	209%		805%		495%		1216%		1003%	825%
†	Annualized.
(1)	The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total return for a period of less than one year is not annualized.
(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2012 and the years ended October 31, 2011, 2010 and 2009 would be less than 0.005%, less than 0.005%, less than 0.005% and less than 0.005%, respectively.
(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series R, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

64	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12	See Accompanying Notes to Financial Statements

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies

Allianz Global Investors Managed Accounts Trust (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares: Series C, Series M and Series R (the “Portfolios”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Portfolios’ investment manager and is an indirect, wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”), formerly Allianz Global Investors of America L.P. prior to December 31, 2011. AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly-traded European insurance and financial services company. Each Portfolio has authorized an unlimited amount of shares of beneficial interest with $0.001 par value.

The preparation of the Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Portfolios’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Portfolio’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and, as a result, certain agreements may be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual periods beginning on or after December 15, 2011. The Portfolios’ management is evaluating the implications of this change.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively for interim or annual periods beginning on or after December 15, 2011. The Portfolios’ management is evaluating the implications of this change.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Portfolios’ management is currently evaluating the effect that the guidance may have on their financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolios:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps and exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	65

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Portfolios’ financial statements. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Portfolios to measure fair value during the six months ended April 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolios utilized an option adjusted spread pricing technique.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

66	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Municipal Bonds – Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations – Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts – Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps – OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps – OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	67

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Senior Loans – Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2012 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes 5(a), 5(c), 5(d) and 5(e), for more detailed information on Investments in Securities and Other Financial Instruments):

Series C:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/12
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	—	$42,142,797	$1,606,723	$43,749,520
Financial Services	—	725,843,115	318,597	726,161,712
Utilities	—	85,254,802	2,814,553	88,069,355
All Other	—	1,021,171,360	—	1,021,171,360
Sovereign Debt Obligations	—	534,068,527	—	534,068,527
U.S. Government Agency Securities	—	518,787,915	—	518,787,915
Municipal Bonds	—	379,163,491	—	379,163,491
Mortgage-Backed Securities	—	174,670,892	39,662	174,710,554
U.S. Treasury Obligations	—	73,587,561	—	73,587,561
Senior Loans	—	23,076,124	—	23,076,124
Asset-Backed Securities	—	7,600,006	—	7,600,006
Common Stock	$15,347	—	—	15,347
Short-Term Investments	—	445,087,645	—	445,087,645
Total Investments in Securities – Assets	$15,347	$4,030,454,235	$4,779,535	$4,035,249,117
Investments in Securities – Liabilities
Options Written, at value
Interest Rate Contracts	—	$(8,593,113)	—	$(8,593,113)
Other Financial Instruments* – Assets
Credit Contracts	—	$3,648,200	—	$3,648,200
Foreign Exchange Contracts	—	23,653,750	—	23,653,750
Interest Rate Contracts	$34,886,825	29,216,399	—	64,103,224
Total Other Financial Instruments* – Assets	$34,886,825	$56,518,349	—	$91,405,174
Other Financial Instruments* – Liabilities
Credit Contracts	—	$(13,246,608)	—	$(13,246,608)
Foreign Exchange Contracts	—	(7,381,829)	—	(7,381,829)
Total Other Financial Instruments* –Liabilities	—	$(20,628,437)	—	$(20,628,437)
Total Investments	$34,902,172	$4,057,751,034	$4,779,535	$4,097,432,741

68	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Series M:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/12
Investments in Securities – Assets
U.S. Government Agency Securities	—	$1,720,485,213	—	$1,720,485,213
Corporate Bonds & Notes:
Financial Services	—	634,911,666	$10,507,400	645,419,066
All Other	—	432,522,967	—	432,522,967
Municipal Bonds	—	654,911,176	—	654,911,176
Mortgage-Backed Securities	—	483,102,766	4,588,361	487,691,127
U.S. Treasury Obligations	—	227,506,308	—	227,506,308
Sovereign Debt Obligations	—	175,979,133	—	175,979,133
Asset-Backed Securities	—	34,821,309	603,918	35,425,227
Common Stock	$388,010	—	—	388,010
Short-Term Investments	—	884,622,891	—	884,622,891
Options Purchased:
Interest Rate Contracts	—	651,212	—	651,212
Total Investments in Securities – Assets	$388,010	$5,249,514,641	$15,699,679	$5,265,602,330
Investments in Securities – Liabilities
Options Written, at value
Interest Rate Contracts	—	$(6,406,871)	—	$(6,406,871)
Other Financial Instruments* – Assets
Credit Contracts	—	$6,569,955	—	$6,569,955
Foreign Exchange Contracts	—	6,037,488	—	6,037,488
Interest Rate Contracts	$4,787,495	2,851,562	—	7,639,057
Total Other Financial Instruments* – Assets	$4,787,495	$15,459,005	—	$20,246,500
Other Financial Instruments* –Liabilities
Credit Contracts	—	$(2,004,064)	—	$(2,004,064)
Foreign Exchange Contracts	—	(6,477,523)	—	(6,477,523)
Interest Rate Contracts	—	(118,463)	—	(118,463)
Total Other Financial Instruments* – Liabilities	—	$(8,600,050)	—	$(8,600,050)
Total Investments	$5,175,505	$5,249,966,725	$15,699,679	$5,270,841,909

Series R:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/12
Investments in Securities – Assets
U.S. Treasury Obligations	—	$516,519,521	—	$516,519,521
Corporate Bonds & Notes	—	86,490,245	—	86,490,245
Mortgage-Backed Securities	—	41,947,449	—	41,947,449
Sovereign Debt Obligations	—	39,157,670	—	39,157,670
Asset-Backed Securities	—	16,113,059	$250,146	16,363,205

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	69

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/12
Senior Loans	—	$8,031,828	—	$8,031,828
U.S. Government Agency Securities	—	5,118,027	—	5,118,027
Municipal Bonds	—	74,667	—	74,667
Short-Term Investments	—	28,934,681	—	28,934,681
Options Purchased:
Interest Rate Contracts	—	311,681	—	311,681
Total Investments in Securities – Assets	—	$742,698,828	$250,146	$742,948,974
Investments in Securities – Liabilities
Options Written, at value
Interest Rate Contracts	—	$(1,954,248)	$(56,493)	$(2,010,741)
Other Financial Instruments* – Assets
Credit Contracts	—	$161,923	—	$161,923
Foreign Exchange Contracts	—	475,692	—	475,692
Interest Rate Contracts	$540,699	829,410	—	1,370,109
Total Other Financial Instruments* – Assets	$540,699	$1,467,025	—	$2,007,724
Other Financial Instruments* – Liabilities
Credit Contracts	—	$(477,288)	—	$(477,288)
Foreign Exchange Contracts	—	(2,241,643)	—	(2,241,643)
Interest Rate Contracts	—	(565,612)	—	(565,612)
Total Other Financial Instruments* – Liabilities	—	$(3,284,543)	—	$(3,284,543)
Total Investments	$540,699	$738,927,062	$193,653	$739,661,414

There were no significant transfers between Levels 1 and 2 during the six months ended April 30, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended April 30, 2012, was as follows:

Series C:

	Beginning Balance 10/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 4/30/12
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$1,549,186	—	$(23,949)	$(2,263)	$(1,212)	$84,961	—	—	$1,606,723
Financial Services	334,818	—	(8,887)	—	—	(7,334)	—	—	318,597
Utilities	—	—	—	—	—	—	$2,814,553	—	2,814,553
Metals & Mining	6,665,776	$972,000	—	(10,857)	—	403,301	—	$(8,030,220)	—
Paper/Paper Products	999,323	—	—	(3,533)	—	56,710	—	(1,052,500)	—
Telecommunications	24,826,140	—	—	1,505	—	1,056,811	—	(25,884,456)	—
Mortgage-Backed Securities	74,952	—	(205,807)	404	44,608	125,505	—	—	39,662
Total Investments	$34,450,195	$972,000	$(238,643)	$(14,744)	$43,396	$1,719,954	$2,814,553	$(34,967,176)	$4,779,535

70	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Series M:

	Beginning Balance 10/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/12
Investments in Securities – Assets
Corporate Bonds & Notes:
Financial Services	$10,440,900	—	—	$(37,286)	—	$103,786	—	—	$10,507,400
Mortgage-Backed Securities	—	$4,896,434	$(309,372)	(392)	$(447)	2,138	—	—	4,588,361
Asset-Backed Securities	661,682	—	(69,849)	—	—	12,085	—	—	603,918
Total Investments in Securities – Assets	$11,102,582	$4,896,434	$(379,221)	$(37,678)	$(447)	$118,009	—	—	$15,699,679
Investments in Securities – Liabilities
Options Written, at value:
Interest Rate Contracts	$(2,984,511)	—	—	—	$2,763,231	$221,280	—	—	—
Total Investments	$8,118,071	$4,896,434	$(379,221)	$(37,678)	$2,762,784	$339,289	—	—	$15,699,679

Series R:

	Beginning Balance 10/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 4/30/12
Investments in Securities – Assets
Mortgage-Backed Securities	$6,119,756	—	$(563,824)	—	—	$(1,008)	—	$(5,554,924)	—
Asset-Backed Securities	—	—	—	—	—	—	$250,146	—	$250,146
Total Investments in Securities – Assets	$6,119,756	—	$(563,824)	—	—	$(1,008)	$250,146	$(5,554,924)	$250,146
Investments in Securities – Liabilities
Options Written, at value:
Interest Rate Contracts	$(260,023)	—	—	—	$151,328	$52,202	—	—	$(56,493)
Total Investments	$5,859,733	—	$(563,824)	—	$151,328	$51,194	$250,146	$(5,554,924)	$193,653

*	Other financial instruments are derivatives not reflected in the Schedules of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

***	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which Series C, Series M and Series R held at April 30, 2012, was $67,263, $99,834 and $(67,779), respectively. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received on the settlement date are amortized as income over the expected term of the senior loan. Facility fees and other fees received after the settlement date relating to senior loans, consent fees relating to corporate actions and commitment fees received relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	71

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Federal Income Taxes

The Portfolios intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolios’ management has determined that its evaluation has resulted in no material impact to the Portfolios’ financial statements at April 30, 2012. The Portfolios’ federal income tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Portfolios declare dividends from net investment income monthly to shareholders. Distributions of net realized capital gains for all Portfolios, if any, are paid at least annually. The Portfolios record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Portfolios’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Portfolios’ Statements of Operations.

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Portfolios purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Portfolios succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Portfolios enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Portfolios, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Portfolios until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

72	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Portfolios sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Portfolios can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolios of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent the Portfolios do not cover their positions in reverse repurchase agreements (by transferring liquid assets at least equal in amount to the forward purchase commitment), the Portfolios’ uncovered obligations under the agreements will be subject to the Portfolios’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolios’ obligation to repurchase the securities.

(j) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolios will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value of the Portfolios. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Portfolios do not participate in future gains and losses with respect to the security.

(k) Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statements of Operations, even though investors do not receive principal until maturity.

(l) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolios to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(m) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	73

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(n) Short Sales

Short sale transactions involve the Portfolios selling securities they do not own in anticipation of a decline in the market price of the securities. The Portfolios are obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Restricted Securities

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(p) Interest Expense

Interest expense primarily relates to the Portfolios’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

2. Principal Risks

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Portfolios are also exposed to other risks such as, but not limited to, interest rate, foreign currency, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolios are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Portfolios hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Portfolios’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Portfolios hold mortgage-related securities, they may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolios because the Portfolios may have to reinvest that money at the lower prevailing interest rates. The Portfolios’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Portfolios are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Portfolios directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational

74	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

2. Principal Risks (continued)

entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolios’ investments in foreign currency-denominated securities may reduce the returns of the Portfolios.

The Portfolios are subjected to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Portfolios to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Portfolios are exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss to the Portfolios could exceed the value of the financial assets recorded in the Portfolios’ financial statements. Financial assets, which potentially expose the Portfolios to counterparty risk, consist principally of cash due from counterparties and investments. The Portfolios’ sub-adviser, Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Portfolios’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolios have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolios are exposed to risks associated with leverage. Leverage may cause the value of the Portfolios’ shares to be more volatile than if the Portfolios did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolios’ portfolio securities. The Portfolios engage in transactions or purchase instruments that give rise to forms of leverage. Obligations to settle reverse repurchase agreements may be detrimental to the Portfolios’ performance. In addition, to the extent the Portfolios employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Portfolios’ investment returns, resulting in greater losses.

The Portfolios are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Portfolios and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Portfolios.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Portfolios are also party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Portfolios’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	75

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

2. Principal Risks (continued)

Certain Portfolios had security transactions outstanding with Lehman Brothers entities as counterparty at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. Series M’s security transactions associated with Lehman Brothers, Inc. (“SLH”) and Series R’s security transactions associated with Lehman Brothers International (Europe) (“LBI”) as counterparties were written down to their estimated recoverable values. Adjustments to anticipated losses for security and derivative transactions associated with Lehman Brothers have been incorporated as net realized gain (loss) on the Statements of Operations of the applicable Portfolios. The remaining balances due from SLH and LBI and due to SLH (Series C) are included in receivable from/ payable to broker on the Statements of Assets and Liabilities of the applicable Portfolios. The estimated recoverable value of receivables is determined by independent broker quotes.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Portfolios sometimes use derivatives for hedging purposes, the Portfolios reflect derivatives at fair value and recognize changes in fair value through the Portfolios’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures Contracts

The Portfolios use futures contracts to manage their exposure to the securities markets or movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and the possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Option Transactions

The Portfolios purchase put and call options on securities and indices for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risk associated with purchasing an option includes the risk that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of premiums and changes in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

The Portfolios write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the option written. These liabilities, if any, are reflected as options written in the Portfolios’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolios purchasing a security at a price different from its current market value.

76	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

(c) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolios enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Portfolios’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Portfolios’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolios’ Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gains or losses on the Portfolios’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Portfolios’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on centrally cleared swaps on the Portfolios’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Portfolios’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements – Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Portfolios will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Portfolios would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Portfolios would be subject to investment exposure on the notional amount of the swap.

If the Portfolios are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolios are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolios use credit default swaps on corporate issues or

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	77

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolios own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolios use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset–backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Portfolios bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolios use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end are disclosed later in the Notes to Financial Statements (see 5(c)) and serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolios as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2012 for which the Portfolios are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(c)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolios for the same referenced entity or entities.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or

78	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

“floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

(d) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Portfolios enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolios also enter these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of unrealized appreciation (depreciation) reflected in the Portfolios’ Statements of Assets and Liabilities.

The following is a summary of the fair valuation of the Portfolios’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at April 30, 2012:

Series C:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$25,738,036	$3,639,590	—	$29,377,626
Receivable for variation margin on centrally cleared swaps*	4,637,105	1,168,114	—	5,805,219
Receivable for variation margin on futures contracts**	822,375	—	—	822,375
Unrealized appreciation of forward foreign currency contracts	—	—	$23,653,750	23,653,750
Total asset derivatives	$31,197,516	$4,807,704	$23,653,750	$59,658,970
Liability derivatives:
Unrealized depreciation of OTC swaps	—	$(3,030,981)	—	$(3,030,981)
Payable for variation margin on centrally cleared swaps*	$(241,145)	(373,855)	—	(615,000)
Options written, at value	(8,593,113)	—	—	(8,593,113)
Unrealized depreciation of forward foreign currency contracts	—	—	$(7,381,829)	(7,381,829)
Total liability derivatives	$(8,834,258)	$(3,404,836)	$(7,381,829)	$(19,620,923)

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	79

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

Series M:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Investments, at value (options purchased)	$651,212	—	—	$651,212
Unrealized appreciation of OTC swaps	2,851,562	$6,569,955	—	9,421,517
Receivable for variation margin on futures contracts*	307,950	—	—	307,950
Unrealized appreciation of forward foreign currency contracts	—	—	$6,037,488	6,037,488
Total asset derivatives	$3,810,724	$6,569,955	$6,037,488	$16,418,167
Liability derivatives:
Unrealized depreciation of OTC swaps	—	$(2,004,064)	—	$(2,004,064)
Payable for variation margin on centrally cleared swaps**	$(234,525)	—	—	(234,525)
Options written, at value	(6,406,871)	—	—	(6,406,871)
Unrealized depreciation of forward foreign currency contracts	—	—	$(6,477,523)	(6,477,523)
Total liability derivatives	$(6,641,396)	$(2,004,064)	$(6,477,523)	$(15,122,983)

Series R:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Investments, at value (options purchased)	$311,681	—	—	$311,681
Unrealized appreciation of OTC swaps	829,410	$161,923	—	991,333
Receivable for variation margin on futures contracts*	13,848	—	—	13,848
Unrealized appreciation of forward foreign currency contracts	—	—	$475,692	475,692
Total asset derivatives	$1,154,939	$161,923	$475,692	$1,792,554
Liability derivatives:
Unrealized depreciation of OTC swaps	$(13,598)	$(477,288)	—	$(490,886)
Payable for variation margin on centrally cleared swaps**	(15,592)	—	—	(15,592)
Payable for variation margin on futures contracts*	(22,501)	—	—	(22,501)
Options written, at value	(2,010,741)	—	—	(2,010,741)
Unrealized depreciation of forward foreign currency contracts	—	—	$(2,241,643)	(2,241,643)
Total liability derivatives	$(2,062,432)	$(477,288)	$(2,241,643)	$(4,781,363)

*	Included in the net unrealized appreciation on futures contracts of $34,886,825, $4,787,495 and $164,453 for Series C, Series M and Series R, respectively, as reported in section 5(a) of the Notes to Financial Statements.

**	Included in the net unrealized depreciation of $(6,728,654), $(118,463) and $(175,768) which Series C, Series M and Series R held, respectively, on centrally cleared credit default and interest rate swaps as reported in sections 5(c) and 5(d) in the Notes to Financial Statements.

80	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

The effect of derivatives on the Statements of Operations for the six months ended April 30, 2012:

Series C:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Futures contracts	$17,720,465	—	—	$17,720,465
Options written	14,073,600	$1,962,550	—	16,036,150
Swaps	27,503,576	(7,211,137)	—	20,292,439
Foreign currency transactions (forward foreign currency contracts)	—	—	$15,803,973	15,803,973
Total net realized gain (loss)	$59,297,641	$(5,248,587)	$15,803,973	$69,853,027
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$(2,556,685)	—	—	$(2,556,685)
Futures contracts	(6,699,146)	—	—	(6,699,146)
Options written	(8,202,201)	$(881,463)	—	(9,083,664)
Swaps	35,797,219	(41,535,781)	—	(5,738,562)
Foreign currency transactions (forward foreign currency contracts)	—	—	$11,597,626	11,597,626
Total net change in unrealized appreciation/depreciation	$18,339,187	$(42,417,244)	$11,597,626	$(12,480,431)

Series M:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Futures contracts	$75,565,595	—	—	$75,565,595
Options written	2,763,231	$797,900	—	3,561,131
Swaps	14,593,690	2,792,568	—	17,386,258
Foreign currency transactions (forward foreign currency contracts)	—	—	$(5,257,551)	(5,257,551)
Total net realized gain (loss)	$92,922,516	$3,590,468	$(5,257,551)	$91,255,433
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$(1,626,707)	—	—	$(1,626,707)
Futures contracts	(65,924,525)	—	—	(65,924,525)
Options written	1,113,102	$(801,074)	—	312,028
Swaps	(5,994,769)	1,241,841	—	(4,752,928)
Foreign currency transactions (forward foreign currency contracts)	—	—	$4,060,382	4,060,382
Total net change in unrealized appreciation/depreciation	$(72,432,899)	$440,767	$4,060,382	$(67,931,750)

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	81

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

Series R:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Investments (options purchased)	$(173,570)	—	—	$(173,570)
Futures contracts	3,349,819	—	—	3,349,819
Options written	1,545,200	—	—	1,545,200
Swaps	(721,291)	$665,774	—	(55,517)
Foreign currency transactions (forward foreign currency contracts)	—	—	$1,787,047	1,787,047
Total net realized gain	$4,000,158	$665,774	$1,787,047	$6,452,979
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$(105,693)	—	—	$(105,693)
Futures contracts	(2,024,456)	—	—	(2,024,456)
Options written	(820,903)	—	—	(820,903)
Swaps	22,614	$(500,544)	—	(477,930)
Foreign currency transactions (forward foreign currency contracts)	—	—	$1,259,614	1,259,614
Total net change in unrealized appreciation/depreciation	$(2,928,438)	$(500,544)	$1,259,614	$(2,169,368)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended April 30, 2012:

	Options Purchased		Options Written		Futures Contracts(1)
	Contracts(1)	Notional(3)	Contracts(1)	Notional(3)	Long	Short
Series C	—	$255,783	7,514	$3,924,133	31,893	—
Series M	—	35,500	—	1,846,267	20,503	—
Series R	554	69,000	—	278,900	1,178	(36)

	Forward Foreign Currency Contracts(2)		Credit Default Swap Agreements(3)		Interest Rate Swap Agreements(3)
	Purchased	Sold	Buy	Sell
Series C	$1,430,309,728	$1,391,785,446	$224,607	$884,060	$5,090,140
Series M	348,953,397	541,477,997	16,000	269,033	688,167
Series R	46,380,677	174,517,737	10,267	30,567	102,133

(1)	Number of contracts
(2)	U.S. $ value on origination date
(3)	Notional amount (in thousands)

4. Investment Manager/Sub-Adviser/Administrator/Distributor

(a) Investment Manager/Sub-Adviser

The Investment Manager serves as manager of the Portfolios pursuant to an Investment Management Agreement with the Trust. Pursuant to a Portfolio Management Agreement between the Investment Manager and PIMCO, the Investment Manager employs PIMCO to serve as the Sub-Adviser and provide investment advisory services to the Fixed Income SHares: Series C, Series M and Series R Portfolios. Neither the Investment Manager nor PIMCO, receive investment management or other fees from the Portfolios or the Trust. The financial statements reflect the fact that no

82	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

4. Investment Manager/Sub-Adviser/Administrator/Distributor (continued)

fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a “wrap fee” to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(b) Administrator

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement (“Administration Agreement”) with the Trust. The administrator’s responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees’ fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(c) Distributor

Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Portfolios’ shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios, pays the Distributor.

5. Investments in Securities

For the six months ended April 30, 2012, purchases and sales of investments, other than short-term securities were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Series C	$1,507,062,603	$1,097,381,183	$114,517,452	$623,775,677
Series M	13,498,325,064	12,836,825,061	399,063,157	1,454,562,479
Series R	1,673,160,758	1,733,466,452	15,258,954	104,978,533
(a)	Futures contracts outstanding at April 30, 2012:

Series C:

	Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long:	Financial Futures Euro–90 day	21,930	$5,450,427	9/16/13	$34,886,825

Series M:

	Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long:	10-Year U.S. Treasury Note Futures	2,190	$289,696	6/20/12	$3,182,435
	Financial Futures Euro–90 day	1,368	340,187	3/18/13	1,605,060

					$4,787,495

Series R:

	Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Futures Euro–90 day	196	$48,689	12/16/13	$424,149
	Financial Futures Euro–90 day	69	17,042	3/16/15	57,156
	Financial Futures Euro–90 day	61	15,040	6/15/15	59,394
Short:	Euro-Bund 10 yr. Futures	(100)	18,676	6/1/12	(376,246)

					$164,453

At April 30, 2012, Series C pledged cash collateral of $5,000 for futures contracts.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	83

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

(b) Transactions in options written for the six months ended April 30, 2012:

Series C:

	Contracts	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2011	10,433	$4,912,400	$35,752,834
Options written	—	667,600	10,135,275
Options terminated in closing transactions	(8,757)	(3,229,400)	(18,094,936)

Options outstanding, April 30, 2012	1,676	$2,350,600	$27,793,173

Series M:

	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2011	$1,782,200	$5,542,865
Options written	508,200	—
Options terminated in closing transactions	(412,100)	(3,671,731)

Options outstanding, April 30, 2012	$1,878,300	$1,871,134

Series R:

	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2011	$281,800	$2,252,798
Options written	223,100	2,295,115
Options terminated in closing transactions	(245,700)	(2,264,478)

Options outstanding, April 30, 2012	$259,200	$2,283,435

(c) Credit default swap agreements outstanding at April 30, 2012:

Buy protection swap agreements:

Series C:

OTC swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Made	Market Value(2)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America:
DTE Energy	$5,000	1.06%	6/20/16	(0.97)%	$12,799	—	$12,799
Deutsche Bank:
Morgan Stanley	13,300	3.59%	12/20/16	(1.00)%	1,388,088	$1,594,469	(206,381)
JPMorgan Chase:
Lexmark International	5,000	1.04%	6/20/13	(1.19)%	(15,412)	—	(15,412)

					$1,385,475	$1,594,469	$(208,994)

84	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

Centrally cleared swap agreements:

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Made	Market Value(2)	Unrealized Depreciation
Credit Suisse First Boston (CME):
Dow Jones CDX HY-18 5-Year Index	$358,900	5.79%	6/20/17	5.00%	$9,346,354	$(4,158,249)
Morgan Stanley (CME):
Dow Jones CDX HY-17 5-Year Index	150,156	5.53%	12/20/16	5.00%	2,115,414	(3,895,070)
UBS (CME):
Dow Jones CDX HY-17 5-Year Index	94,866	5.53%	12/20/16	5.00%	1,336,482	(2,162,308)

					$12,798,250	$(10,215,627)

Series M:

OTC swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Made	Market Value(2)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America:
Macy’s	$5,000	0.75%	9/20/15	(7.06)%	$(1,096,433)	—	$(1,096,433)
Barclays Bank:
Embarq	400	0.27%	6/20/13	(1.00)%	(3,810)	$(7,216)	3,406
Citigroup:
Valero Energy	4,600	0.53%	12/20/13	(3.40)%	(234,910)	—	(234,910)
Deutsche Bank:
Altria Group	4,500	1.02%	3/20/19	(1.46)%	(132,912)	—	(132,912)
Morgan Stanley:
Altria Group	1,500	1.00%	12/20/18	(1.55)%	(54,375)	—	(54,375)

					$(1,522,440)	$(7,216)	$(1,515,224)

Series R:

OTC swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Made	Market Value(2)	Upfront Premiums Paid	Unrealized Depreciation
Bank of America:
Marsh & McLennan	$3,000	0.63%	6/20/19	(0.90)%	$(58,635)	—	$(58,635)
Barclays Bank:
FBG Finance	1,500	0.40%	6/20/15	(1.60)%	(59,136)	—	(59,136)
Deutsche Bank:
Starwood Hotels & Resorts Worldwide	3,100	0.40%	3/20/13	(1.00)%	(20,278)	$52,342	(72,620)
Goldman Sachs:
RPM International	1,000	1.34%	3/20/18	(1.50)%	(10,736)	—	(10,736)

					$(148,785)	$52,342	$(201,127)

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	85

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

Sell protection swap agreements:

Series C:

OTC swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (1)	Credit Spread	Termination Date	Payments Received	Market Value (2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
American International Group	$4,000	0.53%	12/20/12	0.90%	$13,816	$—	$13,816
China Government International Bond	2,000	0.97%	9/20/16	1.00%	4,570	10,371	(5,801)
General Electric	4,000	0.43%	6/20/12	5.00%	49,205	75,672	(26,467)
JPMorgan Chase	3,000	0.26%	9/20/12	0.39%	2,901	—	2,901
Barclays Bank:
China Government International Bond	28,800	0.76%	9/20/15	1.00%	263,269	271,505	(8,236)
China Government International Bond	6,000	0.97%	9/20/16	1.00%	13,710	31,114	(17,404)
Dow Jones CDX EM-15 Index	5,700	2.30%	6/20/16	5.00%	630,491	769,500	(139,009)
BNP Paribas:
China Government International Bond	17,500	0.76%	9/20/15	1.00%	159,973	161,043	(1,070)
General Electric	15,200	0.84%	12/20/13	4.90%	1,097,109	—	1,097,109
General Electric	900	1.23%	9/20/15	1.00%	(5,699)	(45,701)	40,002
Citigroup:
China Government International Bond	6,300	0.76%	9/20/15	1.00%	57,590	58,011	(421)
China Government International Bond	4,000	0.97%	9/20/16	1.00%	9,140	20,743	(11,603)
El Paso	2,700	0.99%	3/20/14	5.00%	218,584	(133,380)	351,964
United Kingdom Gilt	16,200	0.29%	6/20/15	1.00%	378,583	132,275	246,308
United Kingdom Gilt	33,500	0.47%	6/20/16	1.00%	766,848	415,748	351,100
Credit Suisse First Boston:
China Government International Bond	4,700	0.66%	3/20/15	1.00%	51,897	51,098	799
China Government International Bond	4,000	0.97%	9/20/16	1.00%	9,140	19,751	(10,611)
United Kingdom Gilt	13,000	0.35%	9/20/15	1.00%	302,223	133,971	168,252
Deutsche Bank:
Berkshire Hathaway	11,900	0.65%	9/20/13	1.10%	89,347	—	89,347
Dow Jones CDX EM-14 Index	19,000	2.20%	12/20/15	5.00%	1,949,730	2,715,450	(765,720)
France Government Bond	3,800	1.56%	9/20/15	0.25%	(162,033)	(138,576)	(23,457)
France Government Bond	31,100	1.67%	3/20/16	0.25%	(1,627,233)	(1,104,012)	(523,221)
General Electric	7,700	0.84%	12/20/13	3.80%	407,225	—	407,225
Procter & Gamble	3,000	0.23%	3/20/14	1.27%	63,665	—	63,665
Goldman Sachs:
BP Capital Markets	3,400	0.75%	6/20/15	5.00%	468,359	89,913	378,446
California State Municipal Bond	28,300	1.94%	12/20/18	1.65%	(378,788)	—	(378,788)
Dow Jones CDX HY-9 5-Year Index 35-100%	3,306		12/20/12	20.50%	51,743	—	51,743
El Paso	350	1.17%	9/20/14	5.00%	33,715	(27,125)	60,840
France Government Bond	25,900	1.67%	3/20/16	0.25%	(1,355,156)	(866,475)	(488,681)
HSBC Bank:
China Government International Bond	3,000	0.76%	9/20/15	1.00%	27,424	(41,619)	69,043
China Government International Bond	6,200	0.76%	9/20/15	1.00%	56,676	57,090	(414)
JPMorgan Chase:
American Express	2,800	0.32%	3/20/14	2.75%	137,550	—	137,550
BP Capital Markets	600	0.75%	6/20/15	5.00%	82,652	6,026	76,626
China Government International Bond	22,000	0.66%	3/20/15	1.00%	242,921	254,938	(12,017)
France Government Bond	4,900	1.56%	9/20/15	0.25%	(208,938)	(171,695)	(37,243)
Morgan Stanley:
China Government International Bond	17,200	0.76%	9/20/15	1.00%	157,231	137,396	19,835
France Government Bond	22,300	1.78%	9/20/16	0.25%	(1,407,063)	(1,052,989)	(354,074)
Royal Bank of Scotland:
China Government International Bond	41,500	0.76%	9/20/15	1.00%	379,364	379,144	220
UBS:
SLM	5,000	1.83%	12/20/12	5.00%	130,723	135,674	(4,951)

					$3,162,464	$2,344,861	$817,603

86	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

Centrally cleared swap agreements:

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s) (1)	Credit Spread	Termination Date	Payments Received	Market Value (2)	Unrealized Appreciation
Citigroup (CME):
Dow Jones CDX IG-16 5-Year Index	$1,500	0.85%	6/20/16	1.00%	$10,964	$8,610

Series M:

OTC swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (1)	Credit Spread	Termination Date	Payments Received	Market Value (2)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
BNP Paribas:
General Electric	$10,000	0.84%	12/20/13	3.80%	$528,863	$—	$528,863
General Electric	75,000	0.84%	12/20/13	4.50%	4,887,226	—	4,887,226
Credit Suisse First Boston:
BP Capital Markets	6,000	0.75%	6/20/15	5.00%	826,515	92,045	734,470
Goldman Sachs:
Berkshire Hathaway	2,200	0.65%	9/20/13	0.97%	12,200	—	12,200
Berkshire Hathaway	14,600	0.65%	9/20/13	0.98%	83,172	—	83,172
BP Capital Markets	1,100	0.75%	6/20/15	5.00%	151,528	17,777	133,751
California State Municipal Bond	25,000	1.94%	12/20/18	1.60%	(399,288)	—	(399,288)
California State Municipal Bond	11,000	1.94%	12/20/18	1.75%	(86,146)	—	(86,146)
Connecticut State Municipal Bond	9,000	1.58%	3/20/21	1.60%	30,502	—	30,502
JPMorgan Chase:
BP Capital Markets	1,100	0.75%	6/20/15	5.00%	151,528	4,393	147,135
Morgan Stanley	100	2.74%	6/20/13	1.00%	(1,827)	(11,057)	9,230

					$6,184,273	$103,158	$6,081,115

Series R:

OTC swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (1)	Credit Spread	Termination Date	Payments Received	Market Value (2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
Japan Government Bond	$4,000	0.69%	12/20/15	1.00%	$48,977	$90,933	$(41,956)
MetLife	300	1.16%	9/20/13	1.00%	(314)	(14,605)	14,291
Barclays Bank:
Dow Jones CDX EM-15 Index	500	2.30%	6/20/16	5.00%	55,306	67,500	(12,194)
Citigroup:
Dow Jones CDX EM-14 Index	3,200	2.20%	12/20/15	5.00%	328,376	431,680	(103,304)
United Kingdom Gilt	500	0.29%	6/20/15	1.00%	11,685	4,063	7,622
United Kingdom Gilt	800	0.47%	6/20/16	1.00%	18,312	9,928	8,384
Credit Suisse First Boston:
United Kingdom Gilt	300	0.39%	12/20/15	1.00%	6,939	7,037	(98)
Deutsche Bank:
Brazilian Government International Bond	2,100	1.51%	6/20/20	1.00%	(76,215)	(69,609)	(6,606)
Dow Jones CDX EM-14 Index	1,100	2.20%	12/20/15	5.00%	112,879	162,900	(50,021)
Petrobras International	200	0.58%	9/20/12	1.00%	566	(2,481)	3,047
United Kingdom Gilt	2,100	0.29%	6/20/15	1.00%	49,076	16,094	32,982
United Kingdom Gilt	800	0.39%	12/20/15	1.00%	18,503	18,567	(64)
HSBC Bank:
Brazilian Government International Bond	3,100	0.89%	6/20/15	1.00%	14,544	(31,107)	45,651
Petrobras International	2,000	1.24%	9/20/15	1.00%	(13,782)	(63,728)	49,946
Royal Bank of Scotland:
Japan Government Bond	800	0.69%	12/20/15	1.00%	9,796	17,978	(8,182)
UBS:
Dow Jones CDX EM-14 Index	1,400	2.20%	12/20/15	5.00%	143,664	197,400	(53,736)

					$728,312	$842,550	$(114,238)

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	87

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

(1)

This represents the maximum potential amount the Portfolios could be required to make available as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2012 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Interest rate swap agreements outstanding at April 30, 2012:

Series C:

OTC swap agreements:

	Notional Amount (000s)			Rate Type			Upfront Premiums Paid (Received)
Swap Counterparty			Termination Date	Payments Made	Payments Received	Market Value		Unrealized Appreciation
Bank of America	BRL	200,000	1/2/14	BRL-CDI-Compounded	12.31%	$6,688,229	$—	$6,688,229
Barclays Bank	MXN	91,800	4/9/19	28-Day Mexico Interbank TIIE Banxico	7.78%	754,595	3,208	751,387
Deutsche Bank	AUD	188,640	12/15/15	6-Month Australian Bank Bill	5.00%	7,572,445	(2,459,890)	10,032,335
HSBC Bank	BRL	195,300	1/2/14	BRL-CDI-Compounded	12.12%	6,750,902	360,272	6,390,630
HSBC Bank	MXN	2,250,000	9/6/16	28-Day Mexico Interbank TIIE Banxico	5.60%	1,736,599	666,136	1,070,463
Morgan Stanley	BRL	1,700	1/2/14	BRL-CDI-Compounded	10.58%	21,407	1,019	20,388
Morgan Stanley	MXN	1,500,000	9/6/16	28-Day Mexico Interbank TIIE Banxico	5.60%	1,157,733	373,129	784,604

						$24,681,910	$(1,056,126)	$25,738,036

Centrally cleared swap agreements:

	Notional Amount (000s)		Rate Type
Broker (Exchange)		Termination Date	Payments Made	Payments Received	Market Value	Unrealized Appreciation
Barclays Bank (CME)	£127,900	3/21/22	6-Month GBP-LIBOR	3.00%	$11,444,281	$1,468,860
Citigroup (CME)	$8,500	6/20/17	3-Month USD-LIBOR	1.50%	146,758	47,412
Citigroup (CME)	€58,000	3/16/21	6-Month EUR-LIBOR	3.00%	6,194,787	1,685,773
Credit Suisse First Boston (CME)	€4,000	9/16/19	6-Month EUR-LIBOR	4.00%	878,916	276,318

					$18,664,742	$3,478,363

Series M:

OTC swap agreements:

	Notional Amount (000s)			Rate Type			Upfront Premiums Paid (Received)
Swap Counterparty			Termination Date	Payments Made	Payments Received	Market Value		Unrealized Appreciation
Bank of America	MXN	40,400	2/7/19	28-Day Mexico Interbank TIIE Banxico	8.30%	$426,335	$—	$426,335
Barclays Bank	MXN	189,600	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.34%	888,931	(35)	888,966
HSBC Bank	BRL	72,700	1/2/15	BRL-CDI-Compounded	10.14%	663,595	13,489	650,106
HSBC Bank	MXN	99,400	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.33%	464,034	(6,854)	470,888
Morgan Stanley	BRL	13,600	1/2/14	BRL-CDI-Compounded	10.22%	148,219	76,079	72,140
UBS	BRL	61,000	1/2/14	BRL-CDI-Compounded	10.38%	706,776	363,649	343,127

						$3,297,890	$446,328	$2,851,562

Centrally cleared swap agreements:

	Notional Amount (000s)		Rate Type
Broker (Exchange)		Termination Date	Payments Made	Payments Received	Market Value	Unrealized Depreciation
Barclays Bank (CME)	£112,800	3/21/22	6-Month GBP-LIBOR	3.00%	$10,093,158	$(118,463)

88	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

Series R:

OTC swap agreements:

	Notional Amount (000s)			Rate Type			Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty			Termination Date	Payments Made	Payments Received	Market Value
Barclays Bank		$1,700	11/2/12	3-Month USD-CPURNSA Index	1.50%	$(7,613)	$(1,139)	$(6,474)
Barclays Bank	BRL	1,700	1/2/14	BRL-CDI-Compounded	9.97%	13,975	—	13,975
BNP Paribas		$1,800	11/2/12	3-Month USD-CPURNSA Index	1.50%	(8,060)	(936)	(7,124)
Goldman Sachs	BRL	10,400	1/2/14	BRL-CDI-Compounded	9.98%	88,624	15,601	73,023
HSBC Bank	BRL	43,000	1/2/14	BRL-CDI-Compounded	10.53%	519,618	168,761	350,857
Morgan Stanley	BRL	1,700	1/2/14	BRL-CDI-Compounded	10.58%	21,407	7,986	13,421
UBS	BRL	15,900	1/2/14	BRL-CDI-Compounded	10.38%	184,225	72,417	111,808
UBS	BRL	23,900	1/2/14	BRL-CDI-Compounded	10.77%	344,714	78,388	266,326

						$1,156,890	$341,078	$815,812

Centrally cleared swap agreements:

	Notional Amount (000s)		Rate Type
Broker (Exchange)		Termination Date	Payments Made	Payments Received	Market Value	Unrealized Depreciation
Credit Suisse First Boston (CME)	6,800	6/20/22	2.25%	3-Month USD-LIBOR	$(106,408)	$(175,768)

AUD – Australian Dollar

BRL – Brazilian Real

CDI – Inter-Bank Deposit Certificate

CDX – Credit Derivatives Index

CME – Chicago Mercantile Exchange

CPURNSA – Consumer Price All Urban Non-Seasonally Adjusted Index

EUR/€ – Euro

GBP/£ – British Pound

LIBOR – London Inter-Bank Offered Rate

MXN – Mexican Peso

TIIE – Inter-Bank Equilibrium Interest Rate

(e)	Forward foreign currency contracts outstanding at April 30, 2012:

Series C:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2012	Unrealized Appreciation (Depreciation)
Purchased:
162,000 Australian Dollar settling 5/17/12	Deutsche Bank	$168,294	$168,527	$233
249,000 Australian Dollar settling 5/17/12	Morgan Stanley	259,490	259,031	(459)
16,202,000 British Pound settling 5/2/12	Barclays Bank	25,968,566	26,294,222	325,656
88,000 British Pound settling 5/2/12	Citigroup	140,776	142,815	2,039
183,000 British Pound settling 6/1/12	Citigroup	295,483	296,936	1,453
425,000 British Pound settling 5/2/12	Deutsche Bank	676,341	689,733	13,392
697,000 British Pound settling 5/2/12	JPMorgan Chase	1,106,743	1,131,161	24,418
122,000 British Pound settling 5/2/12	UBS	194,806	197,994	3,188
23,164,000 Canadian Dollar settling 6/21/12	Barclays Bank	23,385,106	23,422,674	37,568
55,106,000 Canadian Dollar settling 6/21/12	Citigroup	55,355,376	55,721,373	365,997
23,492,000 Canadian Dollar settling 6/21/12	Credit Suisse First Boston	23,651,363	23,754,337	102,974

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	89

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2012	Unrealized Appreciation (Depreciation)
23,357,000 Canadian Dollar settling 6/21/12	JPMorgan Chase	$23,617,262	$23,617,829	$567
22,823,000 Canadian Dollar settling 6/21/12	UBS	22,973,245	23,077,866	104,621
511,455,000 Chilean Peso settling 8/14/12	Morgan Stanley	1,038,909	1,041,947	3,038
182,475,947 Chinese Yuan Renminbi settling 2/1/13	Barclays Bank	28,941,466	28,806,450	(135,016)
215,000,000 Chinese Yuan Renminbi settling 6/1/12	Citigroup	33,630,533	34,042,730	412,197
108,600,000 Chinese Yuan Renminbi settling 6/1/12	Deutsche Bank	17,025,176	17,195,537	170,361
89,000,000 Chinese Yuan Renminbi settling 8/5/13	Deutsche Bank	14,208,173	14,025,203	(182,970)
165,558,212 Chinese Yuan Renminbi settling 6/1/12	Goldman Sachs	25,904,899	26,214,202	309,303
222,600,000 Chinese Yuan Renminbi settling 6/1/12	HSBC Bank	34,855,487	35,246,101	390,614
62,778,288 Chinese Yuan Renminbi settling 6/1/12	JPMorgan Chase	9,827,534	9,940,206	112,672
64,000,000 Chinese Yuan Renminbi settling 8/5/13	Royal Bank of Scotland	10,174,881	10,085,540	(89,341)
115,000,000 Chinese Yuan Renminbi settling 4/25/14	Royal Bank of Scotland	18,792,436	18,074,487	(717,949)
334,228,083 Chinese Yuan Renminbi settling 6/1/12	UBS	52,771,467	52,921,100	149,633
626,757,868 Chinese Yuan Renminbi settling 10/15/12	UBS	98,717,573	99,034,345	316,772
143,497,285 Chinese Yuan Renminbi settling 2/1/13	UBS	22,764,700	22,653,109	(111,591)
69,000,000 Chinese Yuan Renminbi settling 8/5/13	UBS	10,993,388	10,873,472	(119,916)
424,000 Euro settling 5/17/12	Barclays Bank	558,914	561,278	2,364
549,000 Euro settling 5/17/12	Citigroup	724,411	726,750	2,339
116,000 Euro settling 5/17/12	Deutsche Bank	153,921	153,557	(364)
31,370,000 Euro settling 5/17/12	JPMorgan Chase	41,784,583	41,526,675	(257,908)
340,000 Euro settling 5/17/12	Morgan Stanley	447,445	450,082	2,637
188,000 Euro settling 5/17/12	Royal Bank of Canada	245,893	248,869	2,976
3,870,000 Euro settling 5/17/12	UBS	5,114,136	5,122,991	8,855
1,118,013,459 Indian Rupee settling 7/12/12	UBS	24,168,039	20,898,267	(3,269,772)
200,916,000 Japanese Yen settling 6/7/12	Barclays Bank	2,437,440	2,517,245	79,805
415,593,043 Mexican Peso settling 6/15/12	Barclays Bank	32,066,869	31,775,987	(290,882)
1,927,183 Mexican Peso settling 6/15/12	Deutsche Bank	145,524	147,351	1,827
558,950,696 Mexican Peso settling 6/15/12	HSBC Bank	43,227,563	42,737,025	(490,538)
2,403,703 Mexican Peso settling 6/15/12	JPMorgan Chase	182,054	183,786	1,732
1,225,724 Mexican Peso settling 6/15/12	UBS	94,488	93,718	(770)
209,538,000 Norwegian Krone settling 5/24/12	Barclays Bank	36,159,661	36,584,269	424,608
209,538,000 Norwegian Krone settling 5/24/12	HSBC Bank	36,158,413	36,584,269	425,856
209,538,000 Norwegian Krone settling 5/24/12	Royal Bank of Canada	36,160,284	36,584,268	423,984
334,010 Singapore Dollar settling 5/15/12	UBS	270,300	269,910	(390)
68,190,210,000 South Korean Won settling 7/12/12	Credit Suisse First Boston	60,425,529	60,056,053	(369,476)
6,038,847 Taiwan Dollar settling 6/5/12	UBS	205,221	206,779	1,558

90	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2012	Unrealized Appreciation (Depreciation)
Sold:
65,082,000 Australian Dollar settling 5/17/12	Bank of Nova Scotia	$68,153,545	$67,704,003	$449,542
249,000 Australian Dollar settling 5/17/12	Citigroup	258,283	259,032	(749)
231,206,000 Australian Dollar settling 5/17/12	HSBC Bank	241,540,908	240,520,753	1,020,155
50,383,000 Australian Dollar settling 5/17/12	JPMorgan Chase	52,985,786	52,412,814	572,972
279,827,806 Brazilian Real settling 6/4/12	Barclays Bank	158,641,536	145,827,195	12,814,341
9,155,632 Brazilian Real settling 6/4/12	JPMorgan Chase	5,105,181	4,771,292	333,889
16,202,000 British Pound settling 6/1/12	Barclays Bank	25,963,705	26,289,361	(325,656)
17,534,000 British Pound settling 5/2/12	Deutsche Bank	27,768,946	28,455,924	(686,978)
325,973,232 Chinese Yuan Renminbi settling 2/1/13	BNP Paribas	51,898,302	51,459,559	438,743
222,000,000 Chinese Yuan Renminbi settling 8/5/13	Citigroup	35,249,286	34,984,215	265,071
798,691,927 Chinese Yuan Renminbi settling 6/1/12	Deutsche Bank	127,099,288	126,463,505	635,783
115,000,000 Chinese Yuan Renminbi settling 4/25/14	Deutsche Bank	18,130,223	18,074,487	55,736
626,757,868 Chinese Yuan Renminbi settling 10/15/12	HSBC Bank	99,738,681	99,034,345	704,336
310,072,656 Chinese Yuan Renminbi settling 6/1/12	JPMorgan Chase	49,276,545	49,096,371	180,174
118,955,000 Euro settling 5/17/12	Barclays Bank	157,175,768	157,469,098	(293,330)
184,254,000 Euro settling 5/17/12	UBS	244,640,278	243,909,976	730,302
1,118,013,459 Indian Rupee settling 7/12/12	Citigroup	22,125,736	20,898,267	1,227,469
334,010 Singapore Dollar settling 5/15/12	Deutsche Bank	267,726	269,910	(2,184)
334,010 Singapore Dollar settling 8/3/12	UBS	266,511	269,999	(3,488)
68,190,210,000 South Korean Won settling 7/12/12	JPMorgan Chase	60,023,951	60,056,053	(32,102)

				$16,271,921

Series M:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2012	Unrealized Appreciation (Depreciation)
Purchased:
88,604,000 Australian Dollar settling 6/7/12	Citigroup	$91,190,794	$91,969,548	$778,754
9,881,591 Brazilian Real settling 6/4/12	Morgan Stanley	5,655,349	5,149,612	(505,737)
8,458,000 British Pound settling 5/2/12	Barclays Bank	13,556,482	13,726,486	170,004
4,707,000 British Pound settling 6/1/12	Citigroup	7,600,206	7,637,578	37,372
524,475,000 Canadian Dollar settling 5/24/12	JPMorgan Chase	527,142,340	530,666,682	3,524,342
55,000 Euro settling 6/14/12	Bank of Nova Scotia	72,071	72,817	746
100,000 Euro settling 7/16/12	Barclays Bank	130,880	132,422	1,542
1,125,000 Euro settling 6/14/12	Citigroup	1,475,938	1,489,428	13,490
99,000 Euro settling 7/16/12	Credit Suisse First Boston	129,702	131,098	1,396
24,015,000 Euro settling 5/2/12	JPMorgan Chase	31,517,286	31,788,663	271,377
1,127,300,000 Indian Rupee settling 7/12/12	UBS	24,368,785	21,071,854	(3,296,931)

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	91

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2012	Unrealized Appreciation (Depreciation)
894,334,602 South Korean Won settling 7/12/12	Citigroup	$792,253	$787,653	$(4,600)
27,066,165,398 South Korean Won settling 7/12/12	UBS	24,007,597	23,837,543	(170,054)
489,809 Mexican Peso settling 6/15/12	Deutsche Bank	36,986	37,450	464
105,569,087 Mexican Peso settling 6/15/12	HSBC Bank	8,217,401	8,071,747	(145,654)
39,700 Mexican Peso settling 6/15/12	JPMorgan Chase	3,003	3,035	32
399,908 Mexican Peso settling 6/15/12	UBS	30,787	30,577	(210)
Sold:
74,668,000 Australian Dollar settling 6/7/12	JPMorgan Chase	76,937,907	77,504,200	(566,293)
8,458,000 British Pound settling 6/1/12	Barclays Bank	13,553,945	13,723,949	(170,004)
8,458,000 British Pound settling 5/2/12	Deutsche Bank	13,395,104	13,726,486	(331,382)
174,246,000 Canadian Dollar settling 5/24/12	Citigroup	176,067,951	176,303,058	(235,107)
174,247,000 Canadian Dollar settling 5/24/12	JPMorgan Chase	176,052,418	176,304,071	(251,653)
174,246,000 Canadian Dollar settling 5/24/12	Royal Bank of Canada	176,068,307	176,303,059	(234,752)
16,677,000 Euro settling 7/16/12	Bank of America	21,802,259	22,084,065	(281,806)
24,015,000 Euro settling 5/2/12	Citigroup	31,788,967	31,788,663	304
24,015,000 Euro settling 6/1/12	JPMorgan Chase	31,521,968	31,792,145	(270,177)
1,127,300,000 Indian Rupee settling 7/12/12	Citigroup	22,309,519	21,071,854	1,237,665
27,960,500,000 South Korean Won settling 7/12/12	JPMorgan Chase	24,612,033	24,625,196	(13,163)

				$(440,035)

Series R:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2012	Unrealized Appreciation (Depreciation)
Purchased:
3,844,000 Australian Dollar settling 5/17/12	Barclays Bank	$3,977,152	$3,998,866	$21,714
2,456,000 Australian Dollar settling 5/17/12	Citigroup	2,549,169	2,554,947	5,778
2,872,000 Australian Dollar settling 5/17/12	Deutsche Bank	2,953,306	2,987,706	34,400
701,000 Australian Dollar settling 5/17/12	JPMorgan Chase	720,078	729,242	9,164
1,300,000 Australian Dollar settling 5/17/12	Royal Bank of Canada	1,349,868	1,352,374	2,506
2,245,000 Australian Dollar settling 5/17/12	UBS	2,317,280	2,335,446	18,166
77,000 British Pound settling 6/12/12	UBS	121,697	124,932	3,235
303,000 Canadian Dollar settling 6/21/12	Citigroup	304,437	306,383	1,946
13,437,900 Chinese Yuan Renminbi settling 6/1/12	Barclays Bank	2,100,000	2,127,734	27,734
18,350,060 Chinese Yuan Renminbi settling 2/1/13	Barclays Bank	2,910,398	2,896,821	(13,577)
2,948,635 Chinese Yuan Renminbi settling 6/1/12	Citigroup	463,185	466,882	3,697
135,000 Euro settling 6/14/12	Deutsche Bank	178,726	178,731	5
672,000 Euro settling 6/14/12	Royal Bank of Canada	882,631	889,685	7,054
370,522,870 Indian Rupee settling 7/12/12	UBS	8,009,574	6,925,933	(1,083,641)
9,370 Philippines Peso settling 6/8/12	Citigroup	217	221	4
444,500 South Korean Won settling 7/12/12	UBS	394	391	(3)

92	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

5. Investments in Securities (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2012	Unrealized Appreciation (Depreciation)
114 Singapore Dollar settling 5/15/12	UBS	$90	$92	$2
114 Singapore Dollar settling 8/3/12	UBS	91	92	1
Sold:
37,306,000 Australian Dollar settling 5/17/12	HSBC Bank	38,973,578	38,808,972	164,606
1,061,776 Brazilian Real settling 6/4/12	Morgan Stanley	607,667	553,326	54,341
2,417,000 British Pound settling 6/12/12	Citigroup	3,811,029	3,921,563	(110,534)
5,554,000 British Pound settling 6/12/12	JPMorgan Chase	8,749,537	9,011,321	(261,784)
1,150,000 British Pound settling 6/12/12	UBS	1,812,421	1,865,866	(53,445)
9,286,000 Canadian Dollar settling 6/21/12	Barclays Bank	9,374,637	9,389,697	(15,060)
6,584,846 Chinese Yuan Renminbi settling 6/1/12	Credit Suisse First Boston	1,041,000	1,042,633	(1,633)
12,928,375 Chinese Yuan Renminbi settling 6/1/12	Barclays Bank	2,050,000	2,047,057	2,943
14,966,550 Chinese Yuan Renminbi settling 6/1/12	HSBC Bank	2,370,000	2,369,778	222
39,520,000 Euro settling 6/14/12	Credit Suisse First Boston	51,692,041	52,321,958	(629,917)
904,000 Euro settling 6/14/12	Barclays Bank	1,198,007	1,196,838	1,169
855,000 Euro settling 5/2/12	Citigroup	1,131,775	1,131,764	11
167,000 Euro settling 6/14/12	Deutsche Bank	220,328	221,097	(769)
175,000 Euro settling 6/14/12	Morgan Stanley	229,262	231,689	(2,427)
126,265 Indonesian Rupiah settling 7/2/12	UBS	14	14	—
138,635,400 Indian Rupee settling 7/12/12	Barclays Bank	2,613,000	2,591,417	21,583
32,521,351 Indian Rupee settling 7/12/12	Deutsche Bank	587,240	607,900	(20,660)
27,885,000 Indian Rupee settling 7/12/12	Goldman Sachs	500,000	521,235	(21,235)
44,615,010 Indian Rupee settling 7/12/12	HSBC Bank	807,000	833,958	(26,958)
126,866,000 Indian Rupee settling 7/12/12	JPMorgan Chase	2,420,000	2,371,420	48,580
26,015,117 Mexican Peso settling 6/15/12	HSBC Bank	2,035,931	1,989,100	46,831
114 Singapore Dollar settling 5/15/12	UBS	92	92	—

				$(1,765,951)

At April 30, 2012, Series R held $2,680,000, in principal value of U.S. Treasury Obligations, and Series C, Series M and Series R held $48,789,000, $20,765,000 and $1,555,000, respectively, in cash as collateral for derivative contracts and delayed-delivery securities. Cash collateral held may be invested in accordance with the Portfolios’ investment strategies. Securities held as collateral will not be pledged and are not reflected in the Schedules of Investments.

(f) Open reverse repurchase agreements at April 30, 2012:

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2012 for Series C, Series M and Series R was $1,425,000, $9,350,000 and $29,651,875, at a weighted average interest rate of (1.25)%, (0.31)% and 0.18%, respectively. There were no open reverse repurchase agreements at April 30, 2012.

6. Income Tax Information

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

4.30.12	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	93

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements

April 30, 2012 (unaudited)

6. Income Tax Information (continued)

At April 30, 2012, the aggregate cost basis and net unrealized appreciation of investments (before options written) for U.S. federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Series C	$3,774,766,662	$300,984,344	$40,501,889	$260,482,455
Series M	5,045,461,323	270,604,810	50,463,803	220,141,007
Series R	724,658,943	22,637,213	4,347,182	18,290,031

The difference between book and tax cost basis was attributable to wash sale loss deferrals.

7. Subsequent Events

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

8. Changes to Board of Trustees

Paul Belica retired from the Trust’s Board of Trustees effective December 31, 2011.

94	Allianz Global Investors Managed Accounts Trust Semi-Annual Report	4.30.12

Trustees	Fund Officers
Hans W. Kertess Chairman of the Board of Trustees Deborah A. DeCotis Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services-Midwest

330 West 9th Street

Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut, Suite 1300

Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of Allianz Global Investors Managed Accounts Trust for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any securities mentioned in this report.

The financial information included herein is taken from the records of the Portfolios without examination by an independent registered public accounting firm, who did not express an opinion herein.

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ080SA_043012

AGI_2012_04_25_3648

ITEM 2. CODE OF ETHICS

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not applicable to this registrant.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not Applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz Global Investors Managed Accounts Trust

By:	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: July 3, 2012

By:	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial &
Accounting Officer

Date: July 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: July 3, 2012

By:	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial &
Accounting Officer

Date: July 3, 2012